Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Lentuo International Inc.
Entity Central Index Key	0001499673
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	58,937,912
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 51,188	318,909	161,393
Restricted cash	70,284	437,875	435,770
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2011 and 2012)	6,645	41,399	48,961
Inventories, net	69,457	432,722	516,256
Leased automobiles held for sale, net	33,162	206,604	147,749
Advances to suppliers	50,732	316,067	219,936
Prepaid expenses and other current assets	5,642	35,148	265,199
Amounts due from related parties	9,283	57,830	74,857
Deferred tax assets	1,084	6,756	6,062
Total current assets	297,477	1,853,310	1,876,183
Non-current assets:
Property and equipment, net	89,999	560,700	325,308
Land use rights, net	2,930	18,256	18,821
Intangible assets, net	17,023	106,058	135,067
Goodwill	11,819	73,634	73,634
Long-term prepayments	4,254	26,500	137,750
Long-term investment	1,806	11,250
Deferred tax assets	1,544	9,624	4,112
Total non-current assets	129,375	806,022	694,692
TOTAL ASSETS	426,852	2,659,332	2,570,875
Current liabilities:
Accounts payable	1,036	6,458	12,568
Bills payable	142,389	887,100	889,158
Advances from customers	8,021	49,974	47,990
Accrued expenses and other current liabilities	71,356	444,553	329,468
Amounts due to related parties			10,000
Unrecognized tax benefits	797	4,963	4,963
Taxes payable	8,727	54,369	33,562
Short-term loans	58,631	365,274	370,883
Total current liabilities	290,957	1,812,691	1,698,592
Non-current liabilities:
Deferred tax liabilities	5,099	31,770	39,193
Total non-current liabilities	5,099	31,770	39,193
TOTAL LIABILITIES	296,056	1,844,461	1,737,785
Commitments and contingencies
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2011 and 2012 Issued and outstanding - 58,937,912 shares as of December 31, 2011 and 2012	1	4	4
Additional paid-in capital	75,401	469,761	469,761
Retained earnings	52,832	329,147	334,605
Total Lentuo International Inc. shareholders' equity	128,234	798,912	804,370
Noncontrolling interests	2,562	15,959	28,720
TOTAL SHAREHOLDERS' EQUITY	130,796	814,871	833,090
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 426,852	2,659,332	2,570,875

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts (in dollars)
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, Authorized shares	500,000,000	500,000,000
Ordinary shares, Issued shares	58,937,912	58,937,912
Ordinary shares, Outstanding shares	58,937,912	58,937,912

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Sales of automobiles	$ 461,504	2,875,213	2,664,750	3,075,045
Automobile repair and maintenance services	52,162	324,974	333,755	274,076
Sales of leased automobiles	5,720	35,635	18,310
Other services	4,729	29,465	19,403	14,548
Total revenues	524,115	3,265,287	3,036,218	3,363,669
Costs of goods sold:
Sales of automobiles	(445,343)	(2,774,529)	(2,540,668)	(2,883,938)
Automobile repair and maintenance services	(30,314)	(188,859)	(163,242)	(110,487)
Sales of leased automobiles	(8,036)	(50,068)	(17,330)
Other services	(241)	(1,499)	(2,802)	(1,177)
Total cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)
Gross profit	40,181	250,332	312,176	368,067
Operating expenses:
Selling, marketing and distribution expenses	(16,298)	(101,544)	(91,438)	(52,173)
General and administrative expenses	(10,160)	(63,295)	(54,274)	(37,824)
Loss from impairment of intangible assets	(4,246)	(26,450)
Total operating expenses	(30,704)	(191,289)	(145,712)	(89,997)
Operating income	9,477	59,043	166,464	278,070
Interest income	1,146	7,143	3,182	1,102
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)
Exchange loss	(1)	(8)	(9,100)	(3,018)
Other income, net	237	1,475	1,407	2,144
Income (loss) before income tax expense	(966)	(6,020)	100,393	224,466
Income tax expenses	(1,958)	(12,199)	(33,291)	(63,093)
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)	67,102	161,373
Net loss and comprehensive loss attributable to noncontrolling interests	(2,048)	(12,761)	(815)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373
Earnings per share:
Basic and diluted earnings (loss) per share	$ (0.01)	(0.09)	1.15	3.77
Weighted average ordinary shares outstanding:
Basic and diluted	58,937,912	58,937,912	58,937,912	42,727,446

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,924)	(18,219)	67,102	161,373
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,745	23,328	16,560	13,729
Depreciation of leased automobiles held for sale	2,873	17,900	2,251
Deferred tax benefits	(2,189)	(13,629)	(5,679)	(4,456)
Amortization of land use rights	91	565	255	183
Amortization of intangible assets	411	2,559	1,547
Gain on disposal of property and equipment	(110)	(683)	(1,410)	(1,472)
Loss from impairment of intangible assets	4,246	26,450
Exchange loss	8	47	391	4,858
Changes in operating assets and liabilities:
Accounts receivable	1,214	7,562	18,900	(26,724)
Inventories	13,408	83,534	(169,467)	14,119
Leased automobiles held for sale	(12,320)	(76,755)	(150,000)
Advances to suppliers	(15,430)	(96,131)	211,837	(143,634)
Prepaid expenses and other current assets	1,402	8,734	59,289	(2,314)
Accounts payable	(981)	(6,110)	7,067	(6,104)
Bills payable	(330)	(2,058)	75,767	280,516
Advances from customers	318	1,984	(45,617)	64,831
Deposits from third parties			(85,856)	(76,258)
Accrued expenses and other current liabilities	18,472	115,085	(4,407)	104,273
Unrecognized tax benefits				(44,562)
Taxes payable	3,340	20,807	(107,803)	92,770
Amounts due to related parties				(1,229)
Net cash provided by (used in) operating activities	15,244	94,970	(109,273)	429,899
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(26,817)	(167,070)	(85,770)	(12,531)
Prepayments for construction			(131,250)
Disposal of property and equipment	1,451	9,033	3,936	4,932
Acquisition of subsidiaries, net of cash acquired			(108,224)
Loans to third parties			(15,000)	(24,377)
Repayments of loans provided to third parties	3,595	22,400		21,480
Deposits to third parties	(803)	(5,000)	(26,117)	(27,100)
Repayments of deposits to third parties	4,963	30,917	21,100
Deposit for a business acquisition			(173,000)
Repayment of deposit for a business acquisition	27,768	173,000
Amounts due from related parties	2,733	17,027	(36,157)	227,913
Amounts due to related parties	(1,605)	(10,000)	(3,553)	13,553
Net cash provided by (used in) investing activities	11,285	70,307	(554,035)	203,870
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	159,118	991,319	823,222	781,380
Repayments of short-term loans	(160,018)	(996,928)	(782,556)	(865,787)
Deposits for short-term loans				(3,500)
Proceeds from issuance of ordinary shares				122,225
Proceeds from initial public offering				322,097
Payment of deferred initial public offering costs			(11,488)	(17,087)
Restricted cash	(338)	(2,105)	(5,936)	(242,107)
Net cash provided by financing activities	(1,238)	(7,714)	23,242	97,221
Effect of foreign exchange rate changes, net	(8)	(47)	(391)	(1,222)
Net increase (decrease) in cash and cash equivalents	25,283	157,516	(640,457)	729,768
Cash and cash equivalents, beginning of year	25,905	161,393	801,850	72,082
Cash and cash equivalents, end of year	51,188	318,909	161,393	801,850
Supplementary disclosure of cash flow information:
Interest expenses paid	10,213	63,634	39,627	28,986
Income tax paid	$ 924	5,757	149,561	19,210

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Balance at Dec. 31, 2009		282,369		1		53,973		228,395
Balance (in shares) at Dec. 31, 2009				39,908,389
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		122,225		2		122,225		(2)
Issuance of ordinary shares (in shares)				6,029,523
Issuance of ordinary shares upon initial public offering		293,564		1		293,563
Issuance of ordinary shares upon initial public offering (in shares)				13,000,000
Net income (loss) and comprehensive income (loss)		161,373						161,373
Distribution of assets to shareholders		(123,078)						(123,078)
Balance at Dec. 31, 2010		736,453		4		469,761		266,688
Balance (in shares) at Dec. 31, 2010				58,937,912
Increase (Decrease) in Stockholders' Equity
Acquisition of subsidiaries		29,535								29,535
Net income (loss) and comprehensive income (loss)		67,102						67,917		(815)
Balance at Dec. 31, 2011		833,090		4		469,761		334,605		28,720
Balance (in shares) at Dec. 31, 2011		58,937,912		58,937,912
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)						(5,458)		(12,761)
Balance at Dec. 31, 2012	$ 130,796	814,871	$ 1	4	$ 75,402	469,761	$ 52,832	329,147	$ 2,562	15,959
Balance (in shares) at Dec. 31, 2012	58,937,912		58,937,912

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

Lentuo International Inc. (the "Company") was incorporated as an exempted company with limited liability in the Cayman Islands on September 9, 2009 and is considered a foreign entity under the laws of the People's Republic of China (the "PRC"). The Company is principally engaged in the sale of new and leased automobiles and the provision of automobile repair and maintenance services, and to a lesser extent, the provision of automobile leasing services (collectively, the "Automobile Business"). The sale of new automobiles and provision of automobile repair and maintenance services are provided through dealerships which operate under the terms of non-exclusive franchise agreements with specific automobile manufacturers. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its variable interest entities ("VIEs") which are all located in Beijing, the PRC. The Company, its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs are hereinafter referred to as the Group.

On December 15, 2010, the Company completed an initial public offering ("IPO") on the New York Stock Exchange under the symbol "LAS" with the issuance of 6,500,000 American Depositary Shares ("ADS") priced at US$8.00 per ADS. Each ADS represents two ordinary shares at par value US$0.00001 per ordinary share. The IPO yielded aggregate gross proceeds of US$52,000.

As more fully described below, the Company, through a series of transactions which are accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest, became the ultimate parent entity of its wholly-owned subsidiaries and VIEs by June 20, 2010. Accordingly, these consolidated financial statements reflect the historical operations of the Group as if the current organization structure had existed since the beginning of the years presented.

Reorganization Transactions

Mr. Hetong Guo ("Mr. Guo"), who owned a majority of the equity interest in the Company through his wholly-owned entity, Modern Cyber International Limited (British Virgin Islands), was the Company's ultimate controlling shareholder at the time of the reorganization. Prior to the reorganization, the Group's operations were conducted through Beijing Lentuo Electromechanical Group Co., Ltd. ("Lentuo Electromechanical"), an entity incorporated under the Company Law of the PRC on June 10, 1994, and through its eight wholly-owned subsidiaries ("Automobile Operating Entities") which were all entities incorporated under the Company Law of the PRC. Lentuo Electromechanical has been controlled by Mr. Guo since its inception.

In preparation for its IPO, the following transactions were undertaken to reorganize the legal structure of the Group. The Company incorporated Lentuo Automobile Trading (Hong Kong) Co., Ltd. ("Lentuo Hong Kong") and Beijing Anhui Wanxing Science & Technology Co., Ltd. ("Lentuo Beijing") on September 25, 2009 and November 17, 2009, respectively. Lentuo Hong Kong and Lentuo Beijing have been wholly-owned subsidiaries of the Company since their inception. On January 28, 2010 and June 20, 2010, Lentuo Hong Kong and Lentuo Beijing entered into a series of contractual arrangements ("VIE Arrangements") with Lentuo Electromechanical, as the shareholder of the Automobile Operating Entities, whereby Lentuo Hong Kong and Lentuo Beijing, as a group, obtained effective control over the Automobile Operating Entities through the ability to exercise all the rights of the Automobile Operating Entities' shareholder, the rights to absorb substantially all of the economic residual benefits and the obligation to fund all of the expected losses of the Automobile Operating Entities.

Lentuo Hong Kong has been determined to be the primary beneficiary of the Automobile Operating Entities because it is most closely associated with the Automobile Operating Entities due to its obligation to absorb the expected losses of the VIEs through the provision of unlimited financial support and its power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. In accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") Topic 810 ("ASC 810"), Consolidation, the Company, through Lentuo Hong Kong, consolidates the operating results of the VIEs. Since the VIE Arrangements were entered into between entities under common control, these transactions have been accounted for at their historical cost and as if they took place at the beginning of the year these entities were under common control in a manner similar to a pooling of interest. The reason the Group entered into these VIE Arrangements is due to the fact that PRC Laws and regulations (i) prohibit direct foreign control in certain industries such as advertising enterprises in which the Group has some operations and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates. As a result, in an effort to ensure that the Group is not violating such PRC laws or regulations, it structured its legal organization using the aforementioned VIE arrangements.

Further, on June 20, 2010, Lentuo Electromechanical entered into an arrangement with Beijing Huitong Auto Sales & Services Co., Ltd. ("Huitong"), one of the Automobile Operating Entities, whereby Lentuo Electromechanical transferred all of its net assets, except for certain assets which would not be used in the Automobile Business, to Huitong for nil consideration. The assets with a carrying value of RMB123,078 retained by Lentuo Electromechanical were accounted for as a distribution to the Group's shareholders on June 20, 2010. Lentuo Electromechanical did not have the necessary title certificates to legally transfer a building, which was historically used for the Automobile Business of Lentuo Electromechanical, to Huitong on June 20, 2010. In order to still transfer substantively all of the rights and benefits of this building to the Group, Lentuo Electromechanical entered into a lease arrangement on June 20, 2010 with Huitong. Under the lease arrangement, Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. Accordingly, Huitong accounted for the building with cost of RMB45,349 as a capital lease in accordance with ASC Topic 840 ("ASC 840"), Leases. The transfer of the net assets and the capital lease arrangement have been accounted for as a transaction between entities under common control in a manner similar to a pooling of interest and the retention of the assets which would not be used in the Automobile Business by Lentuo Electromechanical has been accounted for as a distribution of assets to the Group's shareholder at the date of disposal. These assets accounted for as a distribution to shareholder on June 20, 2010 did not meet the definition of a component of an entity under ASC Topic 205 ("ASC 205"), Presentation of Financial Statements - Discontinued Operation, as their operations and cash flows were not clearly distinguished from the rest of the Group.

In January 2011, Lentuo Electromechanical established a new entity, Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda"), to operate an automobile dealership under brand of FAW-Volkswagen with registered capital of RMB10,000 (US$1,589). On April 8, 2011, Lentuo Hong Kong and Lentuo Beijing entered into VIE Arrangements with Lentuo Electromechanical to obtain effective control over Tongda, and Tongda became one of the Company's VIE subsidiaries. In accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through Lentuo Hong Kong, consolidates the operating results of Tongda. Since the Tongda VIE Arrangements were entered into between entities under common control, this transaction has been accounted for at historical cost in a manner similar to a pooling of interest.

VIE Arrangements

The significant terms of each VIE Arrangement are listed below:

(i)Exclusive call option agreement

Lentuo Electromechanical irrevocably granted Lentuo Hong Kong or its designated persons the exclusive option to purchase part of or the entire equity interests of the Automobile Operating Entities at any time for the minimum price permitted under PRC law. Any amount received by Lentuo Electromechanical from Automobile Operating Entities is required to be remitted back to Lentuo Hong Kong. In addition, Lentuo Hong Kong is obligated to provide unlimited financial funding to the Automobile Operating Entities when and if required. If the Automobile Operating Entities cannot repay the funds provided by Lentuo Hong Kong, Lentuo Hong Kong must agree to forego the right to seek repayment. Furthermore, neither Lentuo Electromechanical nor the Automobile Operating Entities are permitted to (i) enter into transactions that could materially affect the Automobile Operating Entities' assets, liabilities, share capital or operations or (ii) distribute any dividends and grant any loan to third parties without the prior written consent of Lentuo Hong Kong. The exclusive call option agreement is effective for 10 years and Lentuo Hong Kong has the sole discretion to extend the agreement for another 10 years.

(ii)Powers of attorney

Pursuant to the powers of attorney signed between Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, and Lentuo Hong Kong, Lentuo Electromechanical irrevocably assigns its full voting rights in the Automobile Operating Entities to Lentuo Hong Kong. The powers of attorney will remain effective as long as Lentuo Electromechanical is the shareholder of the Automobile Operating Entities.

(iii)Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreement entered into between Lentuo Beijing and the Automobile Operating Entities, Lentuo Beijing has the exclusive and irrevocable right to provide to the Automobile Operating Entities various technical and consulting services, such as market research, business strategy development, technical training and other consultative services related to the automobile retail business. In return, the Automobile Operating Entities are required to pay Lentuo Beijing a service fee in an amount as determined at the sole discretion of Lentuo Beijing. Lentuo Beijing also has the unilateral right to change the service fee amount. The agreement is effective for 10 years and will automatically extend for another 10 years unless both Lentuo Beijing and the Automobile Operating Entities agree to terminate.

(iv)Equity interest pledge agreement

Pursuant to the equity interest pledge agreement entered into by Lentuo Beijing and Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, Lentuo Electromechanical has pledged its entire equity interest in the Automobile Operating Entities to Lentuo Beijing (i) to guarantee the performance of the Automobile Operating Entities' obligations under the exclusive technical consultation and service agreement and (ii) to assure that any actions of Lentuo Electromechanical are in the best interest of Lentuo Beijing. If the Automobile Operating Entities breach their respective contractual obligations under the exclusive technical consultation and service agreement, Lentuo Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. Lentuo Electromechanical agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on its equity interest in the Automobile Operating Entities without the prior consent of Lentuo Beijing. The agreement will expire upon the termination of the exclusive technical consultation and service agreement.

The terms of the VIE Arrangements entered into after the reorganization with Tongda are identical to the terms of the VIE Arrangements with the Automobile Operating Entities. As a result Lentuo Hong Kong has been determined to be the primary beneficiary of Tongda.

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$

Current assets	1,795,070	1,792,965	287,791
Non-current assets	624,198	803,703	129,003
Total assets	2,419,268	2,596,668	416,794

Current liabilities	1,698,413	1,812,512	290,928
Non-current liabilities	39,193	31,770	5,099
Total liabilities	1,737,606	1,844,282	296,027

As of December 31, 2012, there was no pledge or collateralization of the assets of the consolidated VIEs and subsidiaries of VIEs and the Company has not provided any financial support that it was not previously contractually required to provide to the consolidated VIEs and subsidiaries of VIEs.

Creditors of the consolidated VIEs and subsidiaries of VIEs have no recourse to the general credit of Lentuo Hong Kong, who is the primary beneficiary of the consolidated VIEs and subsidiaries of VIEs. As of December 31, 2011 and 2012, the current and non-current liabilities of the consolidated VIEs and subsidiaries of VIEs equaled to the consolidated current and non-current liabilities presented on the consolidated balance sheets, with the exception of RMB179 (US$29) accrued expenses and other current liabilities attributable to the Company.

As at December 31, 2012, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2012, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aotong Automobile Trading Co., Ltd. ("Aotong")	July 20, 2001	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda")	January 7, 2011	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2012, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sale of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sale of new motor vehicles

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated upon consolidation.

These consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles ("US GAAP").

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, estimation of rebates earned, allowance for doubtful accounts, inventory obsolescence, useful lives of long-lived assets and intangible assets, impairment of long-lived assets and goodwill, valuation allowance for deferred tax assets, uncertain tax positions and consolidation of VIEs and subsidiaries of VIEs. Actual results could differ significantly from those estimates.

(c) Foreign currency

The Company has determined its functional currency to be the Chinese Renminbi ("RMB") while its subsidiaries, VIEs and subsidiaries of VIEs have determined their functional currency to be their respective local currencies based on the criteria of ASC topic 830 ("ASC 830"), Foreign Currency Matters. The Company's subsidiaries, VIEs and subsidiaries of VIEs located in the PRC have determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss). Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

(d) Convenience translation

Amounts in United States dollars ("US$") are presented for the convenience of readers of the financial statements and the translations of RMB into US$ have been made at the exchange rate of RMB6.2301 to US$1.00 as set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been or could be converted into the US$ at this rate.

(e) Fair value of financial instruments

Financial instruments include cash equivalents, restricted cash, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, amounts due from/to related parties, amounts due to employees and short-term loans. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. The Company applies ASC topic 820 ("ASC 820"), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1- Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2- Include other inputs that are directly or indirectly observable in the marketplace.

Level 3- Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group had no financial instruments measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets - Acquired dealership agreements	105,400	-	-	78,950	26,450	4,246

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of dealership agreements as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 15% and a long-term sustainable growth rate of 3%.

In accordance with ASC subtopic 350-30 ("ASC 350-30"), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, dealership agreements with a carrying amount of RMB105,400 were written down to an implied fair value of RMB78,950, resulting in an impairment charge of RMB26,450(US$4,246), which was included in the Group's consolidated statements of comprehensive income (loss) for the year ended December 31, 2012 (Note 11).

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

(g) Accounts receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable based on an assessment of specific evidence including the aging of the balance, the customer's payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection effort has ceased.

(h) Inventories

Inventories, consisting of new automobiles, spare parts and accessories, are stated at the lower of purchased cost net of rebates or market value. Purchase cost is determined by the weighted-average method.

The Group's purchase arrangements with certain automobile manufacturers entitle the Group to receive a specified amount of cash rebates if certain conditions are met during the stated rebate periods. The Group accounts for these rebates in accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives. Rebates that are solely based on conditions that are fixed or can be reasonably estimated, such as volume purchase rebates, are recognized on an accrual basis based on the Group's purchase estimates. Rebates that are based on subjective factors such as customer satisfaction results or based on the discretion of the automobile manufacturer are recognized only when realized. Rebates relating to motor vehicles purchased but still held by the Group as at the balance sheet date are recorded as a reduction to cost of inventories or cost of leased automobiles held for sale while rebates relating to motor vehicles purchased and sold during the reporting period are recorded as a reduction to cost of goods sold.

(i) Leased automobiles held for sale

On December 23, 2010, the Beijing municipal government issued a number of new measures, which became effective immediately, aimed at curbing traffic congestion in Beijing, the PRC. Under these measures, the issuance of new license plates in Beijing is subject to an annual quota and will be implemented through a monthly lottery selection system. The legal title of automobiles cannot be transferred to customers who have not obtained a new license plate from the Beijing municipal government. To assist certain customers who are in the license plate lottery, the Group will enter into a renewable lease agreement to lease the automobile which the customer intends to purchase until such time the customer acquires a license plate. The customer makes an initial payment for the full sales price of the automobile, pays a nominal monthly fee, and will either take title to the automobile upon obtaining a license plate or return it for a refund of the then fair value of the automobile. During the period the automobile is under lease, it is classified in current assets as a leased automobile held for sale and is depreciated over the expected useful life of 10 years.

(j) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years

Expenditures for major additions or improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets. Expenditures for minor replacements, maintenance and repairs that do not improve or extend the lives of the assets are charged to expense when incurred. Retirement, sales and disposals of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Capitalization of interest costs is suspended during extended periods in which activities related to the acquisition or construction of the qualifying assets is interrupted. Interest expense of nil, nil, and RMB10,966 (US$1,760) was capitalized during the years ended December 31, 2010, 2011 and 2012, respectively..

(k) Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

(l) Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 ("ASC 805"), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets acquired, including separately identifiable assets, and liabilities assumed by the Company based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities, and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly as a gain in the consolidated statements of comprehensive income (loss).

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

(m) Intangible assets

Intangible assets are carried at cost less any accumulated amortization and recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic useful lives of the intangible assets. The intangible assets as of December 31, 2012 include customer relationships with an estimated useful life of 10 years, and dealership agreements which have an indefinite useful life. Customer relationships are amortized on a straight-line basis over their useful life, and dealership agreements are not amortized.

The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment in accordance with ASC 350-30. The impairment test for indefinite-lived intangible assets consists of comparing the carrying amount of the intangible asset to its fair value. Fair values of indefinite-lived intangible assets are determined based on discounted cash flows or appraised values, as appropriate. Any excess of the carrying amount over the asset's fair value is recorded as an impairment charge.

(n) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC topic 350 ("ASC 350"), Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has eleven reporting units.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as an impairment loss.

The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 ("ASU 2011-08"), Intangibles-Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. For the year ended December 31, 2012, the Group assessed that it was more-likely-than-not that the fair values of its reporting units were less than their carrying amounts and performed a quantitative test.

As of December 31, 2012, the Company completed its annual impairment test on goodwill that has arisen from the business combinations during 2011. The Company determined the fair value of the reporting units using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting units were based on six year projections. Cash flow projections were based on past experience, actual operating results, and management's best estimates about future developments as well as certain market assumptions. Cash flows after the forecast period were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 14% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting units was less than the carrying value; thus, the Company was not required to complete the second step. No impairment of goodwill was recognized for the years ended December 31, 2011 and 2012.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment, land use rights and intangible assets with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 ("ASC 360-10"), Impairment or Disposal of Long-Lived Assets. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the years presented.

(p) Long-term investment

The Group's long-term investment consists of one cost method investment.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group's management regularly evaluates the impairment of its cost method investment based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

(q) Revenue recognition

For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the goods have been delivered or the services have been rendered, (iii) the price or fees are fixed or determinable, and (iv) collectability is reasonably assured.

(i) Sales of automobiles

The Group and the customer sign an agreement containing the significant terms of sales to evidence that an arrangement exists. Delivery of the automobile is evidenced by the customer's sign-off on an acceptance form upon receipt. The purchase price is fixed or determinable because it is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. For the vast majority of sales, the customers pay the full purchase price in cash upon delivery of the automobile. The Group conducts thorough credit checks on customers prior to extending credit to such customers. Some customers obtain loans at market terms through third-party financial institutions. The Group arranges for the customer to pick up the automobile only after the customer's loan application is approved and typically receives the full payment from the financial institutions within two weeks of the delivery date. Financial institutions bear full collection risk and there is no recourse to the Group in the event a customer defaults on the loan payments. The Group has not experienced any defaults on payments from financial institutions once a loan application has been approved. Therefore, collectability is considered reasonably assured by the Group when a customer's loan application is approved. Accordingly, revenue on automobile sales is recognized by the Group upon delivery of the automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(ii) Automobile repair and maintenance services

Revenue generated from automobile repair and maintenance services is recognized after services have been rendered and accepted by the customer. A work order detailing the services to be provided and the preliminary price estimate is signed by the end customer and service representative from the Group prior to the requested service being performed. When the service has been completed, the customer signs a settlement worksheet as evidence of acceptance of the services provided and the final fees charged for such services which signifies persuasive evidence of an arrangement and performance of services. Fees are considered fixed or determinable because no subsequent concessions such as discounts, rebates, refunds or other price changes are provided subsequent to the customer's acceptance. The majority of repair and maintenance services provided by the Group are paid in full by the customer upon delivery of the serviced automobile to the customer. The Group also accepts repair work that is paid directly by the customer's insurance company. Collectability is considered reasonably assured as the Group verifies that the service and charges are acceptable under the customer's insurance policy coverage directly with the insurance company prior to performing the work. Lastly, fees charged to suppliers for repair and maintenance services covered by supplier's warranties are based on standard rates billed to customers and insurance companies for such services. Suppliers settle fees charged for warranty-covered services on a monthly basis. Collectability is considered reasonably assured as the Group deals with only reputable insurance companies and suppliers and historically, the Group has not experienced any significant defaults for payment. Based on the above, revenue on automobile repair and maintenance services is recognized upon completion of the requested services and delivery of the serviced automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iii) Sales of leased automobiles

In connection with the limitations on license plates issued by the Beijing municipal government, certain customers first lease their automobiles from the group before taking title of their automobiles. These customers are required to pay the full purchase price of the automobiles in cash as a deposit upon signing the lease agreement. The Group initially records these deposits as deferred revenue. The revenue is subsequently recognized if and when the customer receives a license plate for the automobile and elects to obtain the legal title of the automobile from the Group. Persuasive evidence of an arrangement is evidenced by the lease agreement. Delivery of the title of the automobile is evidence by the transfer of the legal title from the Group to customers. The purchase price is fixed or determinable because it is stipulated in the signed lease agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. Collectability has been established as the customer has paid the full purchase price of the automobile in cash upon signing the lease agreement. Accordingly, revenue on leased automobile sales is recognized by the Group upon legal transfer of the automobile title to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iv) Other services

Included in other services are commission fees that third-party financial institutions pay to the Group for arranging for customers to obtain automobile insurance or financing loans from these financial institutions as well as revenues from the provision of short-term automobile leasing services. The Group is not a party to the insurance or financing contracts which are solely between the third-party financial institution and the customer. Persuasive evidence of the arrangement is documented in a contract signed by the third-party financial institutions and the Group. The commission fees are fixed and non-refundable once received. Payment of the commission fee coincides with the completion of the required service which results in the recognition of revenue. The Group had limited operations relating to automobile leasing services, which accounted for an insignificant portion of total revenues for all years presented. Revenues from the provision of automobile leasing services are recognized ratably over the lease terms, typically less than one year, in accordance with ASC 840. All leases have been accounted for as operating leases.

In accordance with ASC sub-topic 605-45 ("ASC 605-45"), Revenue Recognition: Principal Agent Considerations, the Group acts as the principal in its automobile sales, leased automobiles sales and repair and maintenance transactions with its customers. Accordingly, the Group records revenues from automobile sales and automobile repair and maintenance services on a gross basis. In all such arrangements, the Group contracts directly with its end customers, serves as the primary obligor, and assumes inventory risk.

The Group's automobile manufacturers provide certain incentives to the Group's customers through the Group. As the Group has direct contact with the consumer, the Group agrees to accept, at the point of sale to the consumer, the automobile manufacturer's incentives that are tendered by the consumer. In accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives, the Group characterizes the incentives offered to customers by manufacturers as revenue, as (i) the incentive can be tendered by a customer at any dealer for the automobile manufacturer's product; (ii) the Group receives a direct reimbursement from the automobile manufacturer based on the face amount of the incentive; (iii) terms of reimbursement to the Group for the automobile manufacturer's incentive offered to the consumer are not influenced by or negotiated in conjunction with any other incentive arrangements between the automobile manufacturer and the Group; and (iv) the Group is subject to an implied agency relationship with the automobile manufacturer in the sales incentive transaction between the automobile manufacturer and the customer.

In accordance with the relevant tax laws in the PRC, value-added tax ("VAT") is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the consolidated balance sheets. VAT amounted to RMB569,351, RMB512,859 and RMB550,090 (US$88,296) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recognized revenues net of VAT.

The Group is subject to business tax on the other services revenues earned in the PRC. The applicable rate of business tax is 5% of the revenue. Revenues derived from sales of automobiles, leased automobiles and automobile repair and maintenance services are not subject to business tax. Business tax for the years ended December 31, 2010, 2011 and 2012 was RMB2,046, RMB2,430 and RMB2,279 (US$366), respectively. The Group recognized revenues net of business tax.

(r) Cost of goods sold

Cost of goods sold consists primarily of (i) purchase costs of new automobiles, net of rebates from automobile manufacturers (Note 2(h) and Note 6); (ii) depreciation of leased automobiles held for sale (Note 2(i) and Note 7); and (iii) the net carrying amount of leased automobiles held for sale upon legal transfer of the automobile title to customers (Note 2(i) and Note 7). Cost of services consists of the cost of spare parts consumed, direct labor and materials, an allocation of indirect overhead expenses attributable to repair and maintenance services, amortization of intangible assets related to customer relationships and the 5% business tax or the 6% value-added tax for technology consulting and service fees charged by Lentuo Beijing to the VIEs. Lentuo Beijing has been subject to valued-added tax of 6% effective September 2012.

(s) Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures included in sales, marketing and distribution expenses, amounted to RMB9,256, RMB37,629 and RMB27,764 (US$4,456) for the years ended December 31, 2010, 2011 and 2012, respectively.

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance to ASC topic 740 ("ASC 740"), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainties in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to unrecognized tax benefits as interest expenses and other expenses, respectively.

(u) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 ("ASC 220"), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Group's comprehensive income is equivalent to its net income.

The Company adopted ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income and other comprehensive income, if any, in one continuous statement, the consolidated statement of comprehensive income (loss).

(v) Employee benefits

Full time employees of the Company's subsidiaries, VIEs and subsidiaries of VIEs in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a specific percentage of the employees' salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company's subsidiaries, VIEs and subsidiaries of VIEs have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB12,526, RMB14,951 and RMB19,169 (US$3,077) for the years ended December 31, 2010, 2011 and 2012, respectively.

(w) Segment reporting

In accordance with ASC topic 280 ("ASC 280"), Segment Reporting, the Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group. For the year ended December 31, 2010 the Group had six operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen and Chang An-Mazda. For the years ended December 31, 2012 and 2011, the Group had seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen, Chang An-Mazda, and GAC-Honda.

The accounting policies used in the Group's segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

(x) Earnings per share

In accordance with ASC topic 260 ("ASC 260"), Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year.

(y) Leases

In accordance with ASC 840, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. On June 20, 2010, Lentuo Electromechanical entered into a capital lease arrangement for a building with Huitong whereby Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. For the years ended December 31, 2010, 2011 and 2012, the Group recorded total rental expenses of RMB6,379, RMB8,253 and RMB11,859 (US$1,904), respectively, on its operating leases.

(z) Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No. 2012-02 ("ASU 2012-02"), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on its consolidated financial statements.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

3.BUSINESS COMBINATIONS

For the Group's business expansion, the Company completed the following business combinations during the year ended December 31, 2011:

Acquisition of Shuntong

On July 27, 2011, Chengxin Commercial, a VIE of the Company, acquired 100% of the equity interest in Shuntong from two independent individuals for total cash consideration of RMB43,000 (US$6,902). Shuntong has operated an FAW-Mazda automobile dealership located in Beijing, the PRC, since 2009.

Acquisition of Ruitai

On July 4, 2011, Chengxin Commercial and Yuantongqiao Toyota, two VIEs of the Company, acquired 100% of the equity interests in Zhongbaotongda and Boruiyingjie, respectively, for cash consideration of RMB16,000 (US$2,568) in total. Zhongbaotongda and Boruiyingjie each held 30% of the equity interest in Ruitai, which has operated a Honda automobile dealership located in Tianjin, the PRC, since 2008. The remaining 40% equity interest in Ruitai is held by Tianjin Tianwu Automobile Development Co., Ltd. ("Tianwu"). Through Zhongbaotongda and Boruiyingji, the Group indirectly holds 60% equity interest in Ruitai. Prior to the acquisition on July 1, 2011, the Ruitai shareholders passed a resolution to give its board of directors power over the key operating decisions of Ruitai. It was also resolved that Ruitai's board of directors subsequent to the acquisition would consist of seven directors, including four directors assigned by Chengxin Commercial and Yuantongqiao Toyota, and all board resolutions will be passed by a simple majority. The Group, through Chengxin Commercial and Yuantongqiao Toyota, obtained effective control of Ruitai and accounted for this acquisition as a business combination.

Acquisition of Huizhou FAW-VW

On September 1, 2011, Tuozhan I&C, a VIE of the Company, acquired 100% of the equity interest in Huizhou FAW-VW from two independent individuals for total cash consideration of RMB89,000 (US$14,285). Huizhou FAW-VW has operated an FAW-Volkswagen automobile dealership located in Huizhou, Guangdong Province in the PRC, since 2001.

Acquisition of Yuchen

On October 21, 2011, Yuantongqiao Toyota, a VIE of the Company, acquired 50% of the equity interest in Yuchen from two independent individuals (the "transferors") for total cash consideration of RMB28,500 (US$4,575). Yuchen has operated a Toyota automobile dealership located in Wenling, Zhejiang Province in the PRC, since 2007. In the share transfer agreement, the transferors guaranteed Yuantongqiao Toyota's irrevocable control over Yuchen. It was also agreed that Yuchen's board of directors subsequent to the acquisition would consist of five directors, including three directors assigned by Yuantongqiao, and all board resolutions will be passed by a simple majority. The Group, through Yuantongqiao, obtained effective control of Yuchen and accounted for this acquisition as a business combination.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets - customer relationships (Note 11)	3,200	9,100	8,300	10,600
Intangible assets - dealership agreements (Note 11)	26,800	16,500	40,900	21,200
Land use rights	-	-	13,500	-
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)
Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Noncontrolling interests	-	(9,262)	-	(20,273)
Net assets acquired	43,000	16,000	89,000	28,500

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees were all private companies, the fair value estimates of noncontrolling interests were based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The customer relationships acquired have estimated useful lives of ten years and the dealership agreements acquired have indefinite useful lives.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisitions. Goodwill of RMB9,620, RMB14,104, RMB34,175, and RMB15,735 acquired from Shuntong, Ruitai, Huizhou, and Yuchen, respectively, was included in the FAW-Mazda, GAC-Honda, FAW-Volkswagen, and Toyota operating segments, respectively (Note 27).

The Group recognized RMB400 (US$64) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income (loss) of the acquired businesses included in the Group's consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue		Net income (loss)
	RMB	US$	RMB	US$

Shuntong	82,914	13,174	(697)	(111)
Ruitai	119,179	18,936	(763)	(121)
Huizhou FAW-VW	50,855	8,080	1,162	185
Yuchen	37,655	5,983	(1,020)	(162)

	290,603	46,173	(1,318)	(209)

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisitions had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Unaudited pro forma consolidated statements of comprehensive income:

	For the years ended December 31,
	2010	2011
	RMB	RMB	US$

Revenue	4,010,309	3,474,470	552,038
Net income attributable to the Group	149,587	67,191	10,676

These amounts have been derived after applying the Company's accounting policies and adjusting the results of the acquirees to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2010.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
RESTRICTED CASH

4.RESTRICTED CASH

As of December 31, 2011 and 2012, cash of RMB435,770 and RMB437,875 (US$70,284), respectively, was pledged to financial institutions as collateral for the Group's bills payable (Note 15).

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

5.ACCOUNTS RECEIVABLE

The Group generally requires full payment from its customers upon delivery of its automobiles or services, except for certain credit sales, mortgage loan sales and repair and maintenance services covered by insurance and automobile manufacturers' warranty. The credit terms are generally one month to six months after the delivery of products or services. The Group does not offer extended payment terms and all accounts receivable are non-interest-bearing. As of December 31, 2011 and 2012, all of the accounts receivable balances were within their credit terms.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES

6.INVENTORIES

Inventories are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

New motor vehicles	489,707	380,705	61,108
Spare parts and accessories	26,549	52,017	8,349

	516,256	432,722	69,457

No inventory obsolescence provision was recognized as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, cost of inventories and cost of leased automobiles held for sale were not reduced by rebates received from automobile manufacturers, as no new or leased automobiles purchased were still held by the Group at the balance sheet date. For the years ended December 31, 2010, 2011 and 2012, cost of goods sold was reduced by RMB194,166, RMB96,072 and RMB157,260 (US$25,242), respectively, for rebates received from automobile manufacturers related to new motor vehicles purchased and sold during the reporting period.

LEASED AUTOMOBILES HELD FOR SALE	12 Months Ended
Dec. 31, 2012
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
LEASED AUTOMOBILES HELD FOR SALE

7.LEASED AUTOMOBILES HELD FOR SALE

Leased automobiles held for sale are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Balance at beginning of year	-	150,000	24,077
Additions	168,311	116,402	18,683
Sales	(18,311)	(42,235)	(6,779)
Balance at end of year	150,000	224,167	35,981

Less: accumulated depreciation	(2,251)	(17,563)	(2,819)

Leased automobiles held for sale, net	147,749	206,604	33,162

Depreciation expense related to automobiles held for sale was nil, RMB2,586 and RMB17,900 (US$2,873) for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded in cost of goods sold in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2010, 2011 and 2012, cost of goods sold was reduced by nil, RMB549 and RMB1,847 (US$296), respectively, for rebates received from automobile manufacturers related to leased automobiles purchased and sold during the reporting period.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepaid expenses	5,516	4,468	717
Deposits	210,498	11,065	1,776
Staff advances	6,330	2,952	474
Subsidies receivable	8,104	8,881	1,425
Loans to third parties	22,400	-	-
Prepaid advertising fees	9,000	3,000	482
Others	3,351	4,782	768

	265,199	35,148	5,642

Deposits as of December 31, 2012 consist primarily of rental deposits, investment deposits and other miscellaneous deposits. A deposit of RMB6,200 (US$995) was placed with FAW-Volkswagen in connection with a bidding process for the construction of new exhibit halls. Another deposit of RMB4,865 (US$781) represents deposits for leasing certain buildings where the Group operates its dealership stores. During the year ended December 31, 2012, a deposit of RMB173,000 (US$27,768) in connection with a potential acquisition of an equity interest in an automobile dealership was refunded, as the acquisition was not ultimately consummated.

Subsidies receivable as of December 31, 2012 represents receivables due in connection with the PRC government's promotion of energy-efficient vehicles and an automobile manufacturer's promotion of an automobile insurance program and an automobile financing program.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

9.PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	330,802	345,359	55,434
Machinery	18,411	21,620	3,470
Office equipment	14,394	15,388	2,470
Motor vehicles	56,938	70,656	11,341
	420,545	453,023	72,715
Less: accumulated depreciation	(95,237)	(115,724)	(18,575)

Property and equipment, net	325,308	337,299	54,140

Construction in progress	-	223,401	35,859

Total	325,308	560,700	89,999

Depreciation expense related to property and equipment was RMB13,729, RMB16,560 and RMB23,328 (US$3,745) for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress as of December 31, 2012 represents expenditures for buildings under construction which are not yet ready for their intended use as of year-end, including the construction of an FAW-Volkswagen store, an Audi store, and a second-hand vehicle center as well the reconstruction and extension of existing stores. Interest amounting to RMB10,966 (US$1,760) was capitalized in construction in process as of December 31, 2012.

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of goods sold	5,179	5,669	7,750	1,244
Selling, marketing and distribution expenses	6,968	5,917	8,246	1,324
General and administrative expenses	1,582	4,974	7,332	1,177

	13,729	16,560	23,328	3,745

As of December 31, 2011 and 2012, short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) were secured by the pledge of buildings of the Group with an aggregate net carrying value of RMB45,725 and RMB44,368 (US$7,122), respectively.

As of December 31, 2011 and 2012, the Group has not obtained the ownership certificates related to certain buildings with a carrying value of RMB216,491 and RMB222,760 (US$35,755), respectively.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

10.LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Land use rights	20,959	20,959	3,364
Less: accumulated amortization	(2,138)	(2,703)	(434)

Land use rights, net	18,821	18,256	2,930

As of December 31, 2011 and 2012, short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) were secured by the pledge of land use rights of the Group with an aggregate net carrying value of RMB5,663 and RMB5,520 (US$886), respectively.

Amortization expense related to land use rights was RMB183, RMB255 and RMB565 (US$91) for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded in general and administrative expenses in the consolidated statements of comprehensive income (loss). For each of the five succeeding years starting from January 1, 2013, the annual amortization expense of the land use rights is estimated to be RMB565 (US$91).

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

11.INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Customer relationships	31,200	31,200	5,008
Less: accumulated amortization	(1,533)	(4,092)	(657)

Customer relationships, net	29,667	27,108	4,351

Dealership agreements	105,400	105,400	16,918
Less: impairment	-	(26,450)	(4,246)

Dealership agreements, net	105,400	78,950	12,672

Intangible assets, net	135,067	106,058	17,023

Customer relationships are amortized using the straight-line method, which is the Company's best estimate of how these assets will be economically consumed over their respective estimated useful lives of 10 years. Dealership agreements have been assigned an indefinite useful life and are not amortized.

The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment. As of December 31, 2012, the Company completed its annual impairment test on the indefinite-lived dealership agreements and recorded an impairment loss of RMB26,450 (US$4,246). The impairment loss reflected an excess of carrying amounts over fair values for certain dealership agreements as of December 31, 2012. Of the total impairment loss, RMB10,700, RMB8,700, and RMB7,050 were related to the dealership agreements acquired through business combinations with Shuntong, Yuchen, and Ruitai, respectively, which are part of the FAW-Mazda, Toyota, and GAC-Honda segments, respectively (Note 27). No impairment losses were recorded for the year ended December 31, 2011.

Amortization expenses were nil, RMB1,533, and RMB2,559 (US$411) for the years ended December 31, 2010, 2011 and 2012, respectively.

The estimated annual amortization expenses for intangible assets for each of the five succeeding years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL

12.GOODWILL

Goodwill allocated to the Group's reportable segments as of December 31, 2011 and 2012 and changes in the carrying amount of goodwill during the years ended December 31, 2011 and 2012 are as follows:

		FAW-	FAW-		Shanghai-	Chang-an	GAC-
	Audi	Volkswagen	Mazda	Toyota	Volkswagen	Mazda	Honda	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net balance at December 31, 2010	-	-	-	-	-	-	-	-
Goodwill acquired	-	34,175	9,620	15,735	-	-	14,104	73,634
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2011	-	34,175	9,620	15,735	-	-	14,104	73,634

Goodwill acquired	-	-	-	-	-	-	-	-
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2012	-	34,175	9,620	15,735	-	-	14,104	73,634

LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2012
LONG TERM PREPAYMENTS [Abstract]
LONG-TERM PREPAYMENTS

13.LONG-TERM PREPAYMENTS

Long-term prepayments consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	120,000	20,000	3,211
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,043
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.	11,250	-	-

	137,750	26,500	4,254

Long-term prepayments as of December 31, 2012 primarily consist of (i) prepayments of RMB20,000 (US$3,211) for the expansion project of the Group's retail stores; and (ii) a deposit of RMB6,500 (US$1,043) placed with Toyota Financing Corporation as a guarantee for financing granted to the Group by Toyota Financing Corporation. The prepayment of RMB11,250 (US$1,806) as of December 31, 2011 was reclassified during the year ended December 31, 2012 to long-term investment on the Group's consolidated balance sheets when the investee was established (Note 14).

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENT [Abstract]
LONG-TERM INVESTMENT

14.LONG-TERM INVESTMENT

On June 15, 2012, Aotong, a VIE of the Company, invested RMB11,250 (US$1,806) for a 2.25% equity interest in Saneguard Automobile Insurance Co., Ltd. ("Saneguard"), a privately-held insurance provider in the PRC. As Aotong does not have significant influence over Saneguard, the Group accounted for the investment in Saneguard under the cost method in accordance with ASC 325-20. There were no indicators of an other-than-temporary decline in fair value noted for this long-term investment as of December 31, 2012.

BILLS PAYABLE	12 Months Ended
Dec. 31, 2012
BILLS PAYABLE [Abstract]
BILLS PAYABLE

15.BILLS PAYABLE

Bills payable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which generally ranges from three to six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such case, the Group may be required to pay the financial institution an interest charge. Interest charges from bills payable were RMB7,552, RMB15,923 and RMB21,908 (US$3,516) during the years ended December 31, 2010, 2011 and 2012, respectively. There is no recourse to the Group in the event the financial institutions default upon demand for payment by the holders of the bills. The Group has utilized bills payable to settle amounts owed to its automobile suppliers. Bills payable are secured by the Group's restricted cash.

ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2012
Advances From Customers Abstract
ADVANCES FROM CUSTOMERS

16.ADVANCES FROM CUSTOMERS

Advances from customers represent cash payments received from customers in advance of the delivery of new automobiles or repair and maintenance services. The advances are applied towards the purchase price and recognized as revenue when the conditions for revenue recognition have been met. Advances from customers are non-interest-bearing and refundable if the Group fails to perform.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

17.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

VAT payable	84,913	72,715	11,672
Other taxes payable	18,333	23,833	3,825
Interest on late tax payments	52,950	69,330	11,128
Staff costs payable	23,821	31,233	5,013
Deposits from leased automobiles held for sale	127,342	233,060	37,409
Accrued rental expenses	6,302	4,355	699
Loans from third parties	7,251	-	-
Other accrued expenses	8,556	10,027	1,610

	329,468	444,553	71,356

Deposits from leased automobiles held for sale of RMB127,342 and RMB233,060 (US$37,409) as of December 31, 2011 and 2012, respectively, represent cash received from customers who participated in the vehicle leasing program with the Group. The deposit received is equal to the total vehicle purchase price. If the customer opts to purchase the car, the initial deposit will be recognized as revenue. If the customer returns the vehicle at the end of the lease term, the deposit will be refunded to the customer for the residual value of the vehicle as of the date of return. Deposits amounting to RMB18,310 and RMB35,635 (US$5,720) were recognized as revenues during the years ended December 31, 2011 and 2012, respectively.

SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM LOANS [Abstract]
SHORT-TERM LOANS

18.SHORT-TERM LOANS

Short-term loans consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed	148,120	271,782	43,624
Guaranteed and secured	158,590	76,450	12,272
Unsecured	64,173	17,042	2,735

Total	370,883	365,274	58,631

The Group's short-term loans are RMB-denominated loans obtained from banks and other financial institutions with interest rates ranging from 5.00% to 8.54% per annum and 4.83% to 10.25% per annum for the years ended December 31, 2011 and 2012, respectively. The weighted average interest rate on short-term loans outstanding as of December 31, 2011 and 2012 was 6.99% and 7.91% per annum, respectively. The short-term loans are repayable between January 2013 and November 2013. The unused lines of credit for short-term financing amounted to RMB 340,812 and RMB 356,421(US$57,210) as of December 31, 2012 and December 31, 2011, respectively.

Guaranteed short-term loans as of December 31, 2011 and 2012 were guaranteed by the following parties:

	December 31,
	2011	2012
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	30,000	50,000	8,026
Lentuo Electromechanical*	50,000	98,682	15,840
Mr. Guo*	-	40,000	6,420
Haowu**	35,000	30,000	4,815
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	8,000	23,000	3,692
Taizhou Hengtai Automobile Service Co., Ltd.	18,500	20,000	3,210
Others	6,620	10,100	1,621

Total	148,120	271,782	43,624

*Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

.

Short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) as of December 31, 2011 and 2012, respectively, were guaranteed by the Loan Guarantors and secured by the property and equipment of the Group (Note 9), the land use rights of the Group (Note 10) and Lentuo Electromechanical's property and equipment and land use rights (Note 20).

Interest expenses on short-term loans were RMB21,434, RMB23,704 and RMB30,760 (US$6,697), which were net of capitalized interest amounting to nil, nil and RMB10,966 (US$1,760), for the years ended December 31, 2010, 2011 and 2012, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

19.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Lentuo Hong Kong is subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising in Hong Kong. For the years ended December 31, 2010, 2011 and 2012, Lentuo Hong Kong had no provision for income taxes, as it had no assessable profits during these years.

PRC

Pursuant to the PRC Corporate Income Tax Law and relevant regulations (the "CIT Law"), the Company's subsidiaries, VIEs and subsidiaries of VIEs located in the PRC were generally subject to enterprise income taxes ("CIT") at a statutory rate of 25%. The Group has minimal operations in jurisdictions outside the PRC.

Under the CIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Moreover, the CIT Law treats enterprises established outside the PRC with "effective management and control" located in China as PRC resident enterprises for tax purposes. The term "effective management and control" is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on its worldwide income commencing on January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax on this basis as the Group's non-PRC entities had zero assessable profits for the years after January 1, 2008. The Company will continue to monitor its tax status with regard to the PRC tax resident enterprise regulation.

Income (loss) before income taxes consists of:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

PRC	226,326	107,299	(3,150)	(505)
Non-PRC	(1,860)	(6,906)	(2,870)	(461)
	224,466	100,393	(6,020)	(966)

Income tax expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Current income tax expenses	67,549	38,970	25,828	4,147
Deferred income tax benefits	(4,456)	(5,679)	(13,629)	(2,189)
	63,093	33,291	12,199	1,958

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Income (loss) from continuing operations before income tax expense	224,466	100,393	(6,020)	(966)
Income tax computed at PRC statutory tax rate	56,117	25,098	(1,505)	(242)
Non-deductible expenses	5,810	5,697	4,906	788
International tax rate difference	772	974	667	107
Changes in the valuation allowance	394	1,522	8,131	1,305
	63,093	33,291	12,199	1,958

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	3,044	3,556	571
Unpaid staff costs	3,018	3,644	584
Less: valuation allowance	-	(444)	(71)
Total current deferred tax assets	6,062	6,756	1,084
Non-current
Property and equipment	692	788	127
Net operating loss carry forwards	9,439	22,542	3,618
Less: valuation allowance	(6,019)	(13,706)	(2,201)
Total non-current deferred tax assets	4,112	9,624	1,544
Total deferred tax assets	10,174	16,380	2,628

Deferred tax liabilities:
Non-current
Intangible assets	33,767	26,515	4,256
Land use rights	2,636	2,552	410
Property and equipment	2,790	2,703	433
Total deferred tax liabilities	39,193	31,770	5,099

Net deferred tax assets (liabilities)	(29,019)	(15,390)	(2,471)

As of December 31, 2011 and 2012, the Group's total deferred tax assets before valuation allowances were RMB16,193 and RMB30,530 (US$4,900), respectively. As of December 31, 2011 and 2012, the Group recorded valuation allowances of RMB6,019 and RMB14,150 (US$2,272), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2012, the Group has net tax operating tax losses carried forward from its PRC subsidiaries, VIEs and subsidiaries of VIEs of approximately RMB102,978 (US$16,529), which will expire between 2014 and 2018.

As of December 31, 2011 and 2012, the Company intends to indefinitely reinvest the undistributed earnings from its foreign subsidiaries, VIEs and subsidiaries of VIEs to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

As of December 31, 2011 and 2012, deferred tax liabilities have not been provided on undistributed earnings of the Company's foreign subsidiaries, VIEs and subsidiaries of VIEs which are located in the PRC as the Company intends to indefinitely reinvest such earnings into its subsidiaries, VIEs and subsidiaries of VIEs located in the PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2011 and 2012, the Group recorded unrecognized tax benefits of RMB4,963 and RMB4,963 (US$797), respectively. The unrecognized tax benefits are related to uncertain tax positions claimed in the VIEs' years 2007, 2008 and 2009 PRC tax returns, specifically with regard to understated revenues associated with invoicing for new automobile sales and overstated costs of goods sold associated with the receipt of automobiles manufacturers' purchase rebates. No additional unrecognized tax benefit was recorded during the years ended December 31, 2010, 2011 and 2012. It is possible that the amount of uncertain tax positions will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities; however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized, will impact the effective tax rate.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded interest expense related to its uncertain tax position of RMB906 (US$145) in each of the respective years. For the years ended December 31, 2010, 2011 and 2012, no penalty was recorded. As of December 31, 2012, the tax years ended December 31, 2007 through 2012 for the Group's PRC subsidiaries and VIEs remain open for statutory examination by the PRC tax authorities.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

20.RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	250,669	-	-	-
Chuanxin Sun	251	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	50,488	-	-	-

	301,408	-	-	-

Repayments of short-term loans to related parties:
Mr. Guo	528,774	-	-	-
Chuanxin Sun	442	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	74,262	-	-	-

	603,478	-	-	-

Temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Tianjin Material Group	-	-	55,343	8,883
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	720	6,460	1,037
Haowu	-	35,437	35,009	5,619
Beijing Lentuo Cultural Development Co., Ltd.	18,731	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	110,534	222,962	120,836	19,395

Repayments of temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Mr. Yingjie Wang	-	-	2,000	321
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	-	41,760	6,703
Haowu	-	-	70,079	11,248
Beijing Lentuo Cultural Development Co., Ltd.	20,716	-	-	-
Beijing Weitzman Vehicle Co., Ltd.	4,030	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	116,549	186,805	137,863	22,128

Temporary funding from related parties:
Mr. Guo	13,553	-	27,417	4,401
Lentuo Electromechanical	-	129,935	20,000	3,210
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-

	13,986	129,935	47,417	7,611

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	-	13,553	27,417	4,401
Lentuo Electromechanical	-	119,935	30,000	4,815
Beijing Lentuo Tongda Co., Ltd.	1,038	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	191	-	-	-

	1,662	133,488	57,417	9,216

Distribution of assets to shareholders:
Mr. Guo	123,078	-	-	-
Interest received from related parties:
Tianjin Material Group	-	-	352	56

The Group had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
Mr. Yingjie Wang	2,000	-	-
Mr. Fuli Guo	37,787	2,487	399
Tianjin Material Group	-	55,343	8,884
Haowu	35,070	-	-

	74,857	57,830	9,283

Amounts due to related parties:
Lentuo Electromechanical	10,000	-	-

	10,000	-	-

The unsecured interest-free temporary funding to Mr. Guo amounting to RMB24,024 was initially provided as a deposit for a business expansion opportunity of the Group to be made by Mr. Guo on behalf of the Group, and was fully repaid during the year ended December 31, 2012 when the potential opportunity did not materialize. Mr. Guo also provided temporary funding amounting to RMB27,417 to the Group to support its operations, which had been fully repaid during the year ended December 31, 2012. Amounts due to Lentuo Electromechanical as of December 31, 2011 represent unsecured interest-free loans to the Group, which were fully repaid during the year ended December 31, 2012. During the year ended December 31, 2011, Lentuo Electromechanical assisted the Group in the pursuit of an acquisition opportunity and the Group provided an unsecured interest-free temporary funding in the amount of RMB2,000 to Lentuo Electromechanical in anticipation of the potential advance payment to the seller by Lentuo Electromechanical on the Group's behalf. The temporary funding was fully repaid during the year ended December 31, 2012. The amount due from Tianjin Material Group of RMB55,343 as of December 31, 2012 represents an unsecured loan from the Group, which carries an interest rate of 1.38% per annum and is repayable on demand. The temporary funding was to support Tianjin Material Group's operations.

The average balance due from related parties for the years ended December 31, 2010, 2011 and 2012 was RMB154,043, RMB37,429 and RMB66,344 (US$10,649), respectively and the average balance due to related parties for the years ended December 31, 2010, 2011 and 2012 was RMB7,391, RMB11,777 and RMB5,000 (US$ 803), respectively.

As of December 31, 2012, certain short-term loans of the Group were guaranteed by or secured by the related parties as described in Note 18.

As of December 31, 2012, the short-term loan of Lentuo Electromechanical amounting to RMB200,000 (US$32,102) was guaranteed by the Group.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL

21.SHARE CAPITAL

On July 27, 2010, the Company restructured its share capital to decrease the authorized capital to 500,000,000 ordinary shares with a per share par value of US$0.00001 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, each existing shareholder obtained 100,000 new ordinary shares for every 1 ordinary share previously held. Pursuant to the memorandum and articles of association of the Company, the holders of ordinary shares are entitled to receive dividends when and if declared by the board of directors of the Company. Each ordinary share is entitled to one vote on all matters upon which the ordinary shares are entitled to vote.

On August 20, 2010, pursuant to a subscription agreement, the Company issued 1,510,841 ordinary shares in a private placement to Newman Investments Limited, a third party investor, in exchange for US$18,000. Under the subscription agreement, if the Group's audited consolidated net income for the year ended December 31, 2010 (''2010 Net Income'') is lower than RMB160,000, Mr. Guo, for nil consideration, shall transfer to Newman Investments Limited such number of additional ordinary shares so that the shareholding of Newman Investments Limited will equal 1,510,841 shares multiplied by a ratio, the numerator of which is RMB160,000 and the denominator of which is equal to the 2010 Net Income (the "Feature"). Since the Feature was provided by Mr. Guo, the principal shareholder, for the benefit of the Company in connection with a capital financing transaction, the transaction was accounted for as a shareholder's contribution in accordance with SAB Topic 5T., Accounting for Expenses or Liabilities Paid by Principal Stockholder(s). The total proceeds received from Newman Investments Limited were allocated between the ordinary shares issued and additional paid-in capital based on their relative fair value. As the Feature represents a shareholder's contribution or equity instrument, the amount allocated to additional paid-in capital is not subject to subsequent re-measurement to reflect changes in the fair value of the Feature.

In connection with the private investment transaction with Newman Investments Limited, the Company and its shareholders entered into a shareholder agreement that imposes certain restrictions on the issuance and sale of the Company's ordinary shares. Pursuant to the shareholder agreement, Newman Investments Limited is entitled to appoint to, and remove from, the Company's board a non-executive director and Newman Investments Limited's consent is required for certain corporate actions. The shareholder agreement was terminated upon the completion of the Company's IPO on December 15, 2010.

On October 29, 2010, the Company effected a 34,427,071 ordinary shares rights offering to all existing ordinary shareholders on that date on a pro rata basis for a subscription price of US$0.00001 per ordinary share. All ordinary share and per share information is adjusted retroactively for the above described change in share capital on July 27, 2010 and the bonus element issuance on October 29, 2010, for all years presented.

On December 15, 2010, the Company completed its IPO on the New York Stock Exchange with the issuance of 6,500,000 ADS, or 13,000,000 ordinary shares, priced at US$8.00 per ADS. The IPO yielded aggregate gross proceeds of US$52,000.

As of December 31, 2011 and 2012, 500,000,000 ordinary shares were authorized and 58,937,912 ordinary shares were issued and outstanding.

The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group's revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group's board of directors and subject to the requirements of Cayman Islands' laws.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

22.EARNINGS PER SHARE

Earnings per share for the years ended December 31, 2010, 2011 and 2012 were calculated as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	161,373	67,917	(5,458)	(876)

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	10,000,000	58,937,912	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	31,567,302	-	-
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	554,665	-	-
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	605,479	-	-
Weighted average number of ordinary shares outstanding	42,727,446	58,937,912	58,937,912

Basic and diluted earnings (loss) per share	3.77	1.15	(0.09)	(0.01)

The Group does not have any securities outstanding which could potentially dilute basic earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES [Abstract]
STATUTORY RESERVES

23.STATUTORY RESERVES

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions from its PRC subsidiaries, VIEs and subsidiaries of VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries, VIEs and subsidiaries of VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Company's PRC subsidiary, VIEs and subsidiaries of VIEs.

In accordance with the Law of the People's Republic of China on Foreign Invested Enterprises ("FIE") and the Company's articles of association, an FIE established in the PRC is required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-foreign owned invested enterprise ("WFOE") is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A non-wholly-owned foreign invested enterprise is permitted to provide all the above allocation of annual after-tax profit at the discretion of its board of directors, except for the general reserve fund which has the same requirement as for a WFOE. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Lentuo Beijing, established as a WFOE, is therefore subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the People's Republic of China, a domestic enterprise is required to provide for a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The VIEs were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

As a result of the PRC laws, rules and regulations that require annual appropriations of 10% of after tax income to be set aside prior to payment of dividends as a general reserve fund, the Company's PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves of the Company's PRC subsidiary and the net assets of the VIEs and their subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,026,800 and RMB1,106,498 (US$177,605) as of December 31, 2011 and 2012, respectively. No dividend appropriations were made for the years ended December 31, 2010, 2011 and 2012.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS

24.CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, advances to suppliers and amounts due from related parties. As of December 31, 2011 and 2012, all of the Group's cash and cash equivalents were managed by financial institutions which management believes are of high credit quality.

Advances to suppliers are typically unsecured and arise from deposits paid in advance for purchases of inventories from suppliers based in the PRC. As a percentage of total advances, the top six suppliers accounted for 95.5% and 99.5% as of December 31, 2011 and 2012, respectively.

	December 31,
	2011	2012
	RMB	RMB	US$

Shanghai Volkswagen Automobile Selling Co., Ltd.	42,088	82,532	13,247
FAW-Mazda Automobile Sales Co., Ltd.	13,845	25,327	4,065
FAW-VW Automobile Sales Co., Ltd.	123,837	170,601	27,383
Chang An Ford Mazda Automobile Co., Ltd.	703	7,137	1,146
FAW-Toyota Automobile Sales Co., Ltd.	21,692	24,154	3,877
GAC Honda Automobile Co., Ltd.	7,796	4,836	776

	209,961	314,587	50,494

Total advances	219,936	316,067	50,732

Percentage of advances to top six suppliers to total advances	95.5%	99.5%	99.5%

Due to the Group's concentration of advances made to a limited number of suppliers, any negative events or deterioration in financial strength with respect to the Group's suppliers may cause a material loss to the Group and have a material adverse effect on the Group's financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on suppliers and ongoing monitoring processes on outstanding balances.

Amounts due from related parties are typically unsecured, interest-free and repayable on demand, except for temporary funding to Tianjin Material Group (Note 20). In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties' repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Concentration of suppliers

A significant portion of the Group's inventories is sourced from six largest suppliers who collectively accounted for RMB3,039,553, RMB2,721,918 and RMB3,168,963 (US$508,654) for the years ended December 31, 2010, 2011 and 2012, respectively, of the total inventory purchases. Any disruption in the supply of inventories to the Group from these suppliers may adversely affect the Group's business, financial condition and results of operations.

Each of the Group's dealerships operates pursuant to a franchise agreement between the applicable automobile manufacturer and the dealership. The Group's business depends on the franchise rights awarded by automobile manufacturers. As a result of the dependence on these franchise rights, manufacturers exercise a significant level of influence over the Group's day-to-day operations and the terms of the franchise agreements govern key aspects of the Group's operations and capital spending. All of the franchise agreements are nonexclusive, free-of-charge, must be renewed periodically and typically have a term of one or two years.

The typical automobile franchise agreement specifies the area within which the dealer has the right and obligation to sell the manufacturer's automobiles and related parts and products and to perform certain approved services. The franchise agreements, together with manufacturers' dealership manuals, service manuals and operating standards that are referenced in such franchise agreements, typically contain provisions and standards relating to the achievement of certain sales and customer satisfaction targets; inventories of new vehicles and manufacturer replacement parts; the maintenance of necessary net working capital; facilities and placement of signage; procedures for inspection, testing and evaluation by the manufacturer; advertising, marketing, deposit and warranty practices; products authorized to be offered to customers; after-sales services; data sharing regarding market trends and customer statistics; dealership management; personnel training; information systems; and dealer's monthly and annual sales and financial reporting to the manufacturer.

The Group's compliance with these requirements is closely monitored by the automobile manufacturers. Any failure to comply that is not cured within a specified period of time may give rise to early termination of the franchise by manufacturers. Certain franchise agreements allow the automobile manufacturer to terminate the agreement under any circumstances as long as a prior written notice is given. In addition, each of the franchise agreements provides the automobile manufacturer with the right to refuse to renew it after the expiration of the term of the agreement under specified circumstances. If the Group fails to obtain renewals of one or more of the franchise agreements from the automobile manufacturers or if one or more of the franchise agreements are terminated, the Group's business, financial condition, results of operations and prospects would be materially and adversely affected.

Currency convertibility risk

Substantially all of the Group's businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of the RMB against US$ was approximately 3.3%, 4.9% and 1.0% in the years ended December 31, 2010, 2011 and 2012, respectively. On June 19, 2010, the People's Bank of China announced the end of the RMB's de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Current vulnerability due to certain other concentrations

The Company's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC Government has been pursuing economic reform policies for almost 30 years, no assurance can be given that the PRC Government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions. There is also no guarantee that the PRC Government's pursuit of economic reforms will be consistent or effective.

Land use rights and building ownership certification risk

The Group has not obtained land use rights and building ownership certificates for some of the properties the VIEs and subsidiaries of VIEs occupy. Aotong and Shuntong each leased a parcel of land from third parties for a term of 20 years starting from July 1, 2003 and for a term of 10 years starting from September 15, 2010, respectively, and constructed the facilities for their automobile dealerships on such lands. These parcels of land are part of larger parcels of land that are covered by a single land use right certificate and do not have a separate land use right certificate. Due to this lack of a land use right certificate and the fact that Aotong and Shuntong hold such land through leases, Aotong and Shuntong are not permitted to apply for building ownership certificates for the facilities constructed on the land and their property rights to such facilities may be limited.

In addition, Tuozhan I&C, Yuantongqiao Toyota, Tuojiacheng, Huitong, Tongda and Ruitai have all sub-leased the respective parcels of land on which they constructed facilities to operate their current businesses. All such land is classified as collectively-owned rural land under PRC law and was subleased from a third party who in turn leased the land from the respective rural economic collectives that own such land. Under PRC law, collectively-owned rural land may not be used for commercial purposes unless it is converted into state-owned land and the VIEs and subsidiaries of VIEs may be required to move out of such collectively-owned rural land. Under relevant lease and sublease agreements, the economic collectives who own the land are obligated to provide necessary assistance for the conversion of the land into state-owned land and to provide another comparable parcel of land for the VIEs' business and operation and compensate for losses in connection with relocation in the event the VIEs and subsidiaries of VIEs are required to move out of the land. If the land is not converted into state-owned land, the economic collectives or the third party fails to perform their obligations under the lease or sublease agreements, or the lease and sublease agreements are deemed unenforceable, the Group's business, financial condition and results of operations could be materially and adversely affected.

INTEREST EXPENSES	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES

25.INTEREST EXPENSES

Interest expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest on short-term loans	21,434	23,704	30,760	4,937
Interest on bills payable	7,552	15,923	21,908	3,516
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	20,909	16,971	16,592	2,663
Bank charges	3,937	4,962	4,413	709

	53,832	61,560	73,673	11,825

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

26.COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

As of December 31, 2012, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2012
	RMB	US$

2013	9,051	1,453
2014	7,426	1,192
2015	7,075	1,136
2016	6,160	989
2017	5,965	957
Thereafter	41,373	6,641

	77,050	12,368

The Group's lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b) Variable interest entity structure

The Group has nine VIEs and eight subsidiaries of VIEs as of December 31, 2012. In the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholder are valid, binding, and enforceable and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c) Income taxes

As of December 31, 2012, the Group recorded RMB4,963 (US$797) of unrecognized tax benefits (Note 19). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty associated with these tax uncertainties.

(d) Capital commitment

As of December 31, 2012, the Group has contracted but unpaid cost of RMB21,113 (US$3,389) for the construction of a new Audi store which is in progress.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

27.SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with ASC 280-10, the Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group. For the year ended December 31, 2010 the Group had six operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen and Chang An-Mazda. For the years ended December 31, 2012 and 2011, the Group had seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen, Chang An-Mazda, and GAC-Honda. The chief operating decision maker uses net income or loss to evaluate the performance of each reportable segment.

As substantially all of the Group's long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The Group's segment information as of and for the year ended December 31, 2010 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	937,043	719,370	479,549	324,943	439,402	174,738	-	-	3,075,045
Automobile repair and maintenance services	120,335	33,062	41,944	28,867	25,355	19,804	4,709	-	274,076
Other services	3,746	2,359	2,173	2,000	1,120	2,636	20,514	(20,000)	14,548

	1,061,124	754,791	523,666	355,810	465,877	197,178	25,223	(20,000)	3,363,669

Cost of goods sold
Sales of automobiles	(843,494)	(664,624)	(465,589)	(317,699)	(418,566)	(173,419)	(547)	-	(2,883,938)
Automobile repair and maintenance services	(46,386)	(14,838)	(13,575)	(11,540)	(11,183)	(10,454)	(2,511)	-	(110,487)
Other services	(3)	(200)	(165)	(50)	(54)	(666)	(20,039)	20,000	(1,177)

	(889,883)	(679,662)	(479,329)	(329,289)	(429,803)	(184,539)	(23,097)	20,000	(2,995,602)

Selling, marketing and distribution expenses	(20,120)	(7,013)	(9,260)	(6,032)	(6,494)	(3,067)	(187)	-	(52,173)

General and administrative expenses	(5,561)	(3,482)	(3,497)	(3,283)	(8,037)	(6,346)	(7,618)	-	(37,824)
Interest income	151	628	172	20	13	108	10	-	1,102
Interest expense	(20,315)	(14,482)	(6,827)	(6,508)	(3,060)	(1,984)	(656)	-	(53,832)
Exchange loss	-	-	-	-	-	-	(3,018)	-	(3,018)
Other income (loss), net	946	512	(5)	45	598	44	4	-	2,144
Income tax expense	(31,775)	(12,685)	(5,974)	(3,181)	(5,015)	(499)	(3,964)	-	(63,093)
Net income (loss) and comprehensive income (loss)	94,567	38,607	18,946	7,582	14,079	895	(13,303)	-	161,373

Total assets	563,666	459,625	232,568	125,429	232,754	121,889	610,668	(130,896)	2,215,703

Total liabilities	(450,562)	(343,859)	(196,463)	(92,457)	(203,626)	(109,924)	(58,190)	(24,169)	(1,479,250)

Capital expenditures	7,078	2,124	655	485	1,870	286	33	-	12,531
Depreciation and amortization expenses	5,515	2,716	2,260	679	1,903	741	98	-	13,912

The Group's segment information as of and for the year ended December 31, 2011 is as follows:

		FAW-			Shanghai-	Chang An-	GAC-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Honda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	957,338	521,918	362,566	240,151	426,519	51,749	104,174	335	-	2,664,750
Automobile repair and maintenance services	141,623	43,549	48,512	32,969	25,432	24,271	13,872	3,527	-	333,755
Sales of leased automobiles	8,977	3,491	3,189	474	2,179	-	-	-	-	18,310
Other services	7,727	3,603	2,065	1,662	1,374	628	942	5,609	(4,207)	19,403

	1,115,665	572,561	416,332	275,256	455,504	76,648	118,988	9,471	(4,207)	3,036,218

Cost of goods sold
Sales of automobiles	(892,696)	(493,049)	(359,337)	(236,427)	(405,274)	(51,213)	(102,248)	(4,631)	4,207	(2,540,668)
Automobile repair and maintenance services	(58,044)	(26,318)	(23,671)	(17,026)	(13,304)	(12,963)	(10,155)	(1,761)	-	(163,242)
Sales of leased automobiles	(8,348)	(3,293)	(3,156)	(466)	(2,067)	-	-	-	-	(17,330)
Other services	(2)	(340)	(61)	(72)	(40)	(24)	-	(2,263)	-	(2,802)

	(959,090)	(523,000)	(386,225)	(253,991)	(420,685)	(64,200)	(112,403)	(8,655)	4,207	(2,724,042)

Selling, marketing and distribution expenses	(29,415)	(13,223)	(12,897)	(11,361)	(13,513)	(6,567)	(1,883)	(2,579)	-	(91,438)
General and administrative expenses	(8,883)	(5,144)	(5,224)	(4,570)	(7,117)	(2,431)	(3,585)	(17,320)	-	(54,274)
Interest income	759	790	178	946	386	78	16	29	-	3,182
Interest expense	(24,863)	(14,529)	(7,983)	(7,991)	(2,593)	(1,275)	(2,231)	(95)	-	(61,560)
Exchange loss	-	-	-	-	-	-	-	(9,100)	-	(9,100)
Other income (loss), net	771	123	52	213	18	(4)	37	197	-	1,407
Income tax (expense) benefit	(25,160)	(5,874)	(2,572)	(134)	(3,436)	(648)	298	4,235	-	(33,291)
Net income (loss) and comprehensive income (loss)	69,784	11,704	1,661	(1,632)	8,564	1,601	(763)	(23,817)	-	67,102

Total assets	685,052	466,921	347,255	273,563	185,776	38,215	149,122	958,532	(533,561)	2,570,875

Total liabilities	(507,737)	(269,846)	(275,617)	(209,060)	(147,431)	(24,657)	(134,841)	(134,423)	(34,173)	(1,737,785)

Capital expenditures	74,269	110,258	3,321	3,046	10,150	1,429	100	3,197	-	205,770
Depreciation and amortization expenses	6,970	3,161	3,010	1,446	1,943	595	1,208	29	-	18,362

Goodwill	-	34,175	9,620	15,735	-	-	14,104	-	-	73,634

The Group's segment information as of and for the year ended December 31, 2012 is as follows:

			FAW-		FAW-				Shanghai-		Chang An-		GAC-
	Audi		Volkswagen		Mazda		Toyota		Volkswagen		Mazda		Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenues
Sales of automobiles	845,436	135,702	814,443	130,727	336,594	54,027	325,323	52,218	313,424	50,308	62,129	9,972	177,374	28,470	490	80	-	-	2,875,213	461,504
Automobile repair and maintenance services	131,820	21,159	51,252	8,227	40,371	6,480	43,625	7,002	22,605	3,628	13,068	2,098	20,966	3,365	1,267	203	-	-	324,974	52,162
Sales of leased automobiles	11,751	1,886	7,362	1,182	11,844	1,901	899	144	3,369	541	410	66	-	-	-	-	-	-	35,635	5,720
Other services	8,725	1,400	11,043	1,773	3,116	500	2,123	341	1,746	280	844	135	1,808	290	13,482	2,164	(13,422)	(2,154)	29,465	4,729

	997,732	160,147	884,100	141,909	391,925	62,908	371,970	59,705	341,144	54,757	76,451	12,271	200,148	32,125	15,239	2,447	(13,422)	(2,154)	3,265,287	524,115

Cost of goods sold
Sales of automobiles	(803,617)	(128,989)	(771,782)	(123,880)	(329,203)	(52,841)	(329,778)	(52,933)	(307,663)	(49,383)	(61,936)	(9,941)	(183,972)	(29,530)	-	-	13,422	2,154	(2,774,529)	(445,343)
Automobile repair and maintenance services	(61,382)	(9,852)	(34,942)	(5,609)	(23,442)	(3,763)	(27,560)	(4,424)	(14,537)	(2,333)	(8,847)	(1,420)	(16,774)	(2,692)	(1,375)	(221)	-	-	(188,859)	(30,314)
Sales of leased automobiles	(11,171)	(1,793)	(6,915)	(1,110)	(11,613)	(1,864)	(914)	(147)	(3,308)	(531)	(408)	(65)	-	-	(15,739)	(2,526)	-	-	(50,068)	(8036)
Other services	(1)	-	(1,015)	(164)	(190)	(30)	(85)	(14)	(57)	(9)	(58)	(9)	-	-	(93)	(15)	-	-	(1,499)	(241)

	(876,171)	(140,634)	(814,654)	(130,763)	(364,448)	(58,498)	(358,337)	(57,518)	(325,565)	(52,256)	(71,249)	(11,435)	(200,746)	(32,222)	(17,207)	(2,762)	13,422	2,154	(3,014,955)	(483,934)

Selling, marketing and distribution expenses	(26,656)	(4,279)	(22,518)	(3,613)	(16,697)	(2,680)	(9,004)	(1,445)	(14,985)	(2,405)	(5,900)	(947)	(2,348)	(377)	(3,436)	(552)	-	-	(101,544)	(16,298)
General and administrative expenses	(7,768)	(1,247)	(9,283)	(1,490)	(6,216)	(998)	(8,584)	(1,378)	(7,074)	(1,135)	(1,836)	(295)	(6,696)	(1,075)	(15,838)	(2,542)	-	-	(63,295)	(10,160)
Loss from impairment of intangible assets	-	-	-	-	(10,700)	(1,718)	(8,700)	(1,396)	-	-	-	-	(7,050)	(1,132)	-	-	-	-	(26,450)	(4,246)
Interest income	1,508	242	1,074	172	200	32	1,393	224	771	124	14	2	1,005	161	1,178	189	-	-	7,143	1,146
Interest expense	(24,562)	(3,942)	(18,626)	(2,990)	(8,385)	(1,346)	(15,488)	(2,486)	(841)	(135)	(611)	(98)	(4,069)	(653)	(1,091)	(175)	-	-	(73,673)	(11,825)
Exchange loss	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(8)	(1)	-	-	(8)	(1)
Other income, net	252	40	777	125	225	37	84	13	-	-	-	-	89	14	48	8	-	-	1,475	237
Income tax (expense) benefit	(17,836)	(2,863)	(7,080)	(1,136)	2,604	418	5,868	942	1,365	219	718	115	3,128	502	(966)	(155)	-	-	(12,199)	(1,958)
Net income (loss) and comprehensive income (loss)	46,499	7,464	13,790	2,214	(11,492)	(1,845)	(20,798)	(3,339)	(5,185)	(831)	(2,413)	(387)	(16,539)	(2,657)	(22,081)	(3,543)	-	-	(18,219)	(2,924)

Total assets	751,963	120,698	622,094	99,853	220,102	35,329	232,866	37,378	201,153	32,287	31,019	4,979	126,010	20,226	1,052,360	168,915	(578,235)	(92,813)	2,659,332	426,852

Total liabilities	(502,540)	(80,663)	(401,619)	(64,464)	(159,981)	(25,679)	(189,208)	(30,370)	(167,940)	(26,956)	(19,864)	(3,188)	(132,156)	(21,213)	(246,979)	(39,643)	(24,174)	(3,880)	(1,844,461)	(296,056)

Capital expenditures	85,991	13,804	70,397	11,299	2,078	334	2,717	436	1,751	281	196	31	2,062	331	1,878	301	-	-	167,070	26,817
Depreciation and amortization expenses	8,725	1,400	5,707	916	3,944	633	3,085	495	1,968	316	688	110	1,752	281	583	94	-	-	26,452	4,245

Goodwill	-	-	34,175	5,485	9,620	1,544	15,735	2,526	-	-	-	-	14,104	2,264	-	-	-	-	73,634	11,819

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

28.CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves of the Company's PRC subsidiaries and the net assets of the VIEs and subsidiaries of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,106,498 (US$177,605) as of December 31, 2012. The following is the condensed financial information of the Company on a parent-company only basis:

	December 31,
Balance sheets	2011	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	8,362	762	122

Total current assets	8,362	762	122

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	513,469	510,577	81,953
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	282,718	287,752	46,188
Total non-current assets	796,187	798,329	128,141

TOTAL ASSETS	804,549	799,091	128,263

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	179	179	29
Total current liabilities	179	179	29

Total liabilities	179	179	29

Shareholders' equity:
Ordinary shares, par value US$0.00001 per share
Authorized - 500,000,000 shares as of December 31, 2011 and 2012;
Issued and outstanding -58,937,912 shares as of December 31, 2011 and 2012	4	4	1
Additional paid-in capital	469,761	469,761	75,401
Retained earnings	334,605	329,147	52,832

Total shareholders' equity	804,370	798,912	128,234

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	804,549	799,091	128,263

	Years ended December 31,
Statements of comprehensive income (loss)	2010	2011	2012
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of goods sold	-	-	-	-

Gross profit	-	-	-	-

Operating expenses	(16)	(835)	(2,660)	(427)

Loss from operations	(16)	(835)	(2,660)	(427)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	163,182	70,265	(2,892)	(465)
Interest income	-	6	1,173	189
Interest expense	(571)	(3)	(1,084)	(174)
Exchange (loss) gain	(1,222)	(1,516)	5	1

Income before income tax expense	161,373	67,917	(5,458)	(876)
Income tax expenses	-	-	-	-
Net income (loss) and comprehensive income (loss)	161,373	67,917	(5,458)	(876)

	Years ended December 31,
Statements of cash flows	2010	2011	2012
	RMB	RMB	RMB	US$
Cash flows used in operating activities	(587)	(1,957)	(2,555)	(410)

Cash flows used in investing activities	(99,990)	(209,590)	(5,034)	(808)

Cash flows provided by financing activities	322,097	-	-	-

Effect of foreign exchange rate changes, net	(1,222)	(391)	(11)	(2)

Net increase (decrease) in cash and cash equivalents	220,298	(211,938)	(7,600)	(1,220)

Cash and cash equivalents, beginning of year	2	220,300	8,362	1,342

Cash and cash equivalents, end of year	220,300	8,362	762	122

(a) Basis of presentation

In the parent-only financial statements, the Company's investments in subsidiaries, VIEs and subsidiaries of VIEs are stated at cost plus equity in undistributed earnings of subsidiaries, VIEs and subsidiaries of VIEs since inception or acquisition. The parent-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investments in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC topic 323-10 ("ASC 323-10"), Investment-Equity Method and Joint Ventures. Such investments are presented as "Investments in subsidiaries, VIEs and subsidiaries of VIEs" on the balance sheets and share of the subsidiaries and VIEs' profit is presented as "Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs" in the statements of comprehensive income (loss).

The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted in the parent-only financial statements.

(b) Commitments

The Company did not have any significant commitments or long-term obligations as at December 31, 2011 and 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation

(a) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated upon consolidation.

These consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles ("US GAAP").

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, estimation of rebates earned, allowance for doubtful accounts, inventory obsolescence, useful lives of long-lived assets and intangible assets, impairment of long-lived assets and goodwill, valuation allowance for deferred tax assets, uncertain tax positions and consolidation of VIEs and subsidiaries of VIEs. Actual results could differ significantly from those estimates.

Foreign currency and Convenience translation

(c) Foreign currency

The Company has determined its functional currency to be the Chinese Renminbi ("RMB") while its subsidiaries, VIEs and subsidiaries of VIEs have determined their functional currency to be their respective local currencies based on the criteria of ASC topic 830 ("ASC 830"), Foreign Currency Matters. The Company's subsidiaries, VIEs and subsidiaries of VIEs located in the PRC have determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss). Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

(d) Convenience translation

Amounts in United States dollars ("US$") are presented for the convenience of readers of the financial statements and the translations of RMB into US$ have been made at the exchange rate of RMB6.2301 to US$1.00 as set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been or could be converted into the US$ at this rate.

Fair value of financial instruments

(e) Fair value of financial instruments

Financial instruments include cash equivalents, restricted cash, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, amounts due from/to related parties, amounts due to employees and short-term loans. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. The Company applies ASC topic 820 ("ASC 820"), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1- Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2- Include other inputs that are directly or indirectly observable in the marketplace.

Level 3- Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group had no financial instruments measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets - Acquired dealership agreements	105,400	-	-	78,950	26,450	4,246

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of dealership agreements as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 15% and a long-term sustainable growth rate of 3%.

In accordance with ASC subtopic 350-30 ("ASC 350-30"), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, dealership agreements with a carrying amount of RMB105,400 were written down to an implied fair value of RMB78,950, resulting in an impairment charge of RMB26,450(US$4,246), which was included in the Group's consolidated statements of comprehensive income (loss) for the year ended December 31, 2012 (Note 11).

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

Accounts receivable

(g) Accounts receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable based on an assessment of specific evidence including the aging of the balance, the customer's payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection effort has ceased.

Inventories

(h) Inventories

Inventories, consisting of new automobiles, spare parts and accessories, are stated at the lower of purchased cost net of rebates or market value. Purchase cost is determined by the weighted-average method.

The Group's purchase arrangements with certain automobile manufacturers entitle the Group to receive a specified amount of cash rebates if certain conditions are met during the stated rebate periods. The Group accounts for these rebates in accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives. Rebates that are solely based on conditions that are fixed or can be reasonably estimated, such as volume purchase rebates, are recognized on an accrual basis based on the Group's purchase estimates. Rebates that are based on subjective factors such as customer satisfaction results or based on the discretion of the automobile manufacturer are recognized only when realized. Rebates relating to motor vehicles purchased but still held by the Group as at the balance sheet date are recorded as a reduction to cost of inventories or cost of leased automobiles held for sale while rebates relating to motor vehicles purchased and sold during the reporting period are recorded as a reduction to cost of goods sold.

Leased automobiles held for sale

(i) Leased automobiles held for sale

On December 23, 2010, the Beijing municipal government issued a number of new measures, which became effective immediately, aimed at curbing traffic congestion in Beijing, the PRC. Under these measures, the issuance of new license plates in Beijing is subject to an annual quota and will be implemented through a monthly lottery selection system. The legal title of automobiles cannot be transferred to customers who have not obtained a new license plate from the Beijing municipal government. To assist certain customers who are in the license plate lottery, the Group will enter into a renewable lease agreement to lease the automobile which the customer intends to purchase until such time the customer acquires a license plate. The customer makes an initial payment for the full sales price of the automobile, pays a nominal monthly fee, and will either take title to the automobile upon obtaining a license plate or return it for a refund of the then fair value of the automobile. During the period the automobile is under lease, it is classified in current assets as a leased automobile held for sale and is depreciated over the expected useful life of 10 years.

Property and equipment

(j) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years

Expenditures for major additions or improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets. Expenditures for minor replacements, maintenance and repairs that do not improve or extend the lives of the assets are charged to expense when incurred. Retirement, sales and disposals of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Capitalization of interest costs is suspended during extended periods in which activities related to the acquisition or construction of the qualifying assets is interrupted. Interest expense of nil, nil, and RMB10,966 (US$1,760) was capitalized during the years ended December 31, 2010, 2011 and 2012, respectively..

Land use rights

(k) Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

Business combinations

(l) Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 ("ASC 805"), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets acquired, including separately identifiable assets, and liabilities assumed by the Company based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities, and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly as a gain in the consolidated statements of comprehensive income (loss).

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Intangible assets

(m) Intangible assets

Intangible assets are carried at cost less any accumulated amortization and recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic useful lives of the intangible assets. The intangible assets as of December 31, 2012 include customer relationships with an estimated useful life of 10 years, and dealership agreements which have an indefinite useful life. Customer relationships are amortized on a straight-line basis over their useful life, and dealership agreements are not amortized.

The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment in accordance with ASC 350-30. The impairment test for indefinite-lived intangible assets consists of comparing the carrying amount of the intangible asset to its fair value. Fair values of indefinite-lived intangible assets are determined based on discounted cash flows or appraised values, as appropriate. Any excess of the carrying amount over the asset's fair value is recorded as an impairment charge.

Goodwill

(n) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC topic 350 ("ASC 350"), Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has eleven reporting units.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as an impairment loss.

The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 ("ASU 2011-08"), Intangibles-Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. For the year ended December 31, 2012, the Group assessed that it was more-likely-than-not that the fair values of its reporting units were less than their carrying amounts and performed a quantitative test.

As of December 31, 2012, the Company completed its annual impairment test on goodwill that has arisen from the business combinations during 2011. The Company determined the fair value of the reporting units using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting units were based on six year projections. Cash flow projections were based on past experience, actual operating results, and management's best estimates about future developments as well as certain market assumptions. Cash flows after the forecast period were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 14% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting units was less than the carrying value; thus, the Company was not required to complete the second step. No impairment of goodwill was recognized for the years ended December 31, 2011 and 2012.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment, land use rights and intangible assets with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 ("ASC 360-10"), Impairment or Disposal of Long-Lived Assets. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the years presented.

Long-term investment

(p) Long-term investment

The Group's long-term investment consists of one cost method investment.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group's management regularly evaluates the impairment of its cost method investment based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Revenue recognition

(q) Revenue recognition

For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the goods have been delivered or the services have been rendered, (iii) the price or fees are fixed or determinable, and (iv) collectability is reasonably assured.

(i) Sales of automobiles

The Group and the customer sign an agreement containing the significant terms of sales to evidence that an arrangement exists. Delivery of the automobile is evidenced by the customer's sign-off on an acceptance form upon receipt. The purchase price is fixed or determinable because it is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. For the vast majority of sales, the customers pay the full purchase price in cash upon delivery of the automobile. The Group conducts thorough credit checks on customers prior to extending credit to such customers. Some customers obtain loans at market terms through third-party financial institutions. The Group arranges for the customer to pick up the automobile only after the customer's loan application is approved and typically receives the full payment from the financial institutions within two weeks of the delivery date. Financial institutions bear full collection risk and there is no recourse to the Group in the event a customer defaults on the loan payments. The Group has not experienced any defaults on payments from financial institutions once a loan application has been approved. Therefore, collectability is considered reasonably assured by the Group when a customer's loan application is approved. Accordingly, revenue on automobile sales is recognized by the Group upon delivery of the automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(ii) Automobile repair and maintenance services

Revenue generated from automobile repair and maintenance services is recognized after services have been rendered and accepted by the customer. A work order detailing the services to be provided and the preliminary price estimate is signed by the end customer and service representative from the Group prior to the requested service being performed. When the service has been completed, the customer signs a settlement worksheet as evidence of acceptance of the services provided and the final fees charged for such services which signifies persuasive evidence of an arrangement and performance of services. Fees are considered fixed or determinable because no subsequent concessions such as discounts, rebates, refunds or other price changes are provided subsequent to the customer's acceptance. The majority of repair and maintenance services provided by the Group are paid in full by the customer upon delivery of the serviced automobile to the customer. The Group also accepts repair work that is paid directly by the customer's insurance company. Collectability is considered reasonably assured as the Group verifies that the service and charges are acceptable under the customer's insurance policy coverage directly with the insurance company prior to performing the work. Lastly, fees charged to suppliers for repair and maintenance services covered by supplier's warranties are based on standard rates billed to customers and insurance companies for such services. Suppliers settle fees charged for warranty-covered services on a monthly basis. Collectability is considered reasonably assured as the Group deals with only reputable insurance companies and suppliers and historically, the Group has not experienced any significant defaults for payment. Based on the above, revenue on automobile repair and maintenance services is recognized upon completion of the requested services and delivery of the serviced automobile to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iii) Sales of leased automobiles

In connection with the limitations on license plates issued by the Beijing municipal government, certain customers first lease their automobiles from the group before taking title of their automobiles. These customers are required to pay the full purchase price of the automobiles in cash as a deposit upon signing the lease agreement. The Group initially records these deposits as deferred revenue. The revenue is subsequently recognized if and when the customer receives a license plate for the automobile and elects to obtain the legal title of the automobile from the Group. Persuasive evidence of an arrangement is evidenced by the lease agreement. Delivery of the title of the automobile is evidence by the transfer of the legal title from the Group to customers. The purchase price is fixed or determinable because it is stipulated in the signed lease agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. Collectability has been established as the customer has paid the full purchase price of the automobile in cash upon signing the lease agreement. Accordingly, revenue on leased automobile sales is recognized by the Group upon legal transfer of the automobile title to the customer which coincides with when all the conditions required for revenue recognition have been met.

(iv) Other services

Included in other services are commission fees that third-party financial institutions pay to the Group for arranging for customers to obtain automobile insurance or financing loans from these financial institutions as well as revenues from the provision of short-term automobile leasing services. The Group is not a party to the insurance or financing contracts which are solely between the third-party financial institution and the customer. Persuasive evidence of the arrangement is documented in a contract signed by the third-party financial institutions and the Group. The commission fees are fixed and non-refundable once received. Payment of the commission fee coincides with the completion of the required service which results in the recognition of revenue. The Group had limited operations relating to automobile leasing services, which accounted for an insignificant portion of total revenues for all years presented. Revenues from the provision of automobile leasing services are recognized ratably over the lease terms, typically less than one year, in accordance with ASC 840. All leases have been accounted for as operating leases.

In accordance with ASC sub-topic 605-45 ("ASC 605-45"), Revenue Recognition: Principal Agent Considerations, the Group acts as the principal in its automobile sales, leased automobiles sales and repair and maintenance transactions with its customers. Accordingly, the Group records revenues from automobile sales and automobile repair and maintenance services on a gross basis. In all such arrangements, the Group contracts directly with its end customers, serves as the primary obligor, and assumes inventory risk.

The Group's automobile manufacturers provide certain incentives to the Group's customers through the Group. As the Group has direct contact with the consumer, the Group agrees to accept, at the point of sale to the consumer, the automobile manufacturer's incentives that are tendered by the consumer. In accordance with ASC sub-topic 605-50 ("ASC 605-50"), Revenue Recognition: Customer Payments and Incentives, the Group characterizes the incentives offered to customers by manufacturers as revenue, as (i) the incentive can be tendered by a customer at any dealer for the automobile manufacturer's product; (ii) the Group receives a direct reimbursement from the automobile manufacturer based on the face amount of the incentive; (iii) terms of reimbursement to the Group for the automobile manufacturer's incentive offered to the consumer are not influenced by or negotiated in conjunction with any other incentive arrangements between the automobile manufacturer and the Group; and (iv) the Group is subject to an implied agency relationship with the automobile manufacturer in the sales incentive transaction between the automobile manufacturer and the customer.

In accordance with the relevant tax laws in the PRC, value-added tax ("VAT") is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the consolidated balance sheets. VAT amounted to RMB569,351, RMB512,859 and RMB550,090 (US$88,296) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recognized revenues net of VAT.

The Group is subject to business tax on the other services revenues earned in the PRC. The applicable rate of business tax is 5% of the revenue. Revenues derived from sales of automobiles, leased automobiles and automobile repair and maintenance services are not subject to business tax. Business tax for the years ended December 31, 2010, 2011 and 2012 was RMB2,046, RMB2,430 and RMB2,279 (US$366), respectively. The Group recognized revenues net of business tax.

Cost of goods sold

(r) Cost of goods sold

Cost of goods sold consists primarily of (i) purchase costs of new automobiles, net of rebates from automobile manufacturers (Note 2(h) and Note 6); (ii) depreciation of leased automobiles held for sale (Note 2(i) and Note 7); and (iii) the net carrying amount of leased automobiles held for sale upon legal transfer of the automobile title to customers (Note 2(i) and Note 7). Cost of services consists of the cost of spare parts consumed, direct labor and materials, an allocation of indirect overhead expenses attributable to repair and maintenance services, amortization of intangible assets related to customer relationships and the 5% business tax or the 6% value-added tax for technology consulting and service fees charged by Lentuo Beijing to the VIEs. Lentuo Beijing has been subject to valued-added tax of 6% effective September 2012.

Advertising expenditures

(s) Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures included in sales, marketing and distribution expenses, amounted to RMB9,256, RMB37,629 and RMB27,764 (US$4,456) for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance to ASC topic 740 ("ASC 740"), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainties in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to unrecognized tax benefits as interest expenses and other expenses, respectively.

Comprehensive income

(u) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 ("ASC 220"), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Group's comprehensive income is equivalent to its net income.

The Company adopted ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income and other comprehensive income, if any, in one continuous statement, the consolidated statement of comprehensive income (loss).

Employee benefits

(v) Employee benefits

Full time employees of the Company's subsidiaries, VIEs and subsidiaries of VIEs in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a specific percentage of the employees' salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company's subsidiaries, VIEs and subsidiaries of VIEs have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB12,526, RMB14,951 and RMB19,169 (US$3,077) for the years ended December 31, 2010, 2011 and 2012, respectively.

Segment reporting

(w) Segment reporting

In accordance with ASC topic 280 ("ASC 280"), Segment Reporting, the Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group. For the year ended December 31, 2010 the Group had six operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen and Chang An-Mazda. For the years ended December 31, 2012 and 2011, the Group had seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen, Chang An-Mazda, and GAC-Honda.

The accounting policies used in the Group's segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Earnings per share

(x) Earnings per share

In accordance with ASC topic 260 ("ASC 260"), Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year.

Leases

(y) Leases

In accordance with ASC 840, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. On June 20, 2010, Lentuo Electromechanical entered into a capital lease arrangement for a building with Huitong whereby Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. For the years ended December 31, 2010, 2011 and 2012, the Group recorded total rental expenses of RMB6,379, RMB8,253 and RMB11,859 (US$1,904), respectively, on its operating leases.

Recently issued accounting standards

(z) Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No. 2012-02 ("ASU 2012-02"), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2012-02 to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on its consolidated financial statements.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Assets and Liabilities of VIEs and Subsidiaries

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$

Current assets	1,795,070	1,792,965	287,791
Non-current assets	624,198	803,703	129,003
Total assets	2,419,268	2,596,668	416,794

Current liabilities	1,698,413	1,812,512	290,928
Non-current liabilities	39,193	31,770	5,099
Total liabilities	1,737,606	1,844,282	296,027

Summary of Subsidiaries and Variable Interest Entities

As at December 31, 2012, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2012, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aotong Automobile Trading Co., Ltd. ("Aotong")	July 20, 2001	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda")	January 7, 2011	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2012, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sale of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sale of new motor vehicles

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Nonrecurring Fair Value Measurements

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Intangible assets - Acquired dealership agreements	105,400	-	-	78,950	26,450	4,246

Schedule of Depreciation over Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	40 years
Machinery	5 years
Office equipment	5 years
Motor vehicles	5 years

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired, Liabilities Assumed and the Non-controlling Interests

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets - customer relationships (Note 11)	3,200	9,100	8,300	10,600
Intangible assets - dealership agreements (Note 11)	26,800	16,500	40,900	21,200
Land use rights	-	-	13,500	-
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)
Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Noncontrolling interests	-	(9,262)	-	(20,273)
Net assets acquired	43,000	16,000	89,000	28,500

Schedule of Revenues and Net Income (Loss) from Acquisitions

The amount of revenue and net income (loss) of the acquired businesses included in the Group's consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue		Net income (loss)
	RMB	US$	RMB	US$

Shuntong	82,914	13,174	(697)	(111)
Ruitai	119,179	18,936	(763)	(121)
Huizhou FAW-VW	50,855	8,080	1,162	185
Yuchen	37,655	5,983	(1,020)	(162)

	290,603	46,173	(1,318)	(209)

Summary of Unaudited Pro Forma Financial Information from Acquisition

Unaudited pro forma consolidated statements of comprehensive income:

	For the years ended December 31,
	2010	2011
	RMB	RMB	US$

Revenue	4,010,309	3,474,470	552,038
Net income attributable to the Group	149,587	67,191	10,676

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories	Inventories are summarized as follows:
	December 31,
	2011	2012
	RMB	RMB	US$

New motor vehicles	489,707	380,705	61,108
Spare parts and accessories	26,549	52,017	8,349

	516,256	432,722	69,457

LEASED AUTOMOBILES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Schedule of Leased Automobiles Held for Sale

Leased automobiles held for sale are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Balance at beginning of year	-	150,000	24,077
Additions	168,311	116,402	18,683
Sales	(18,311)	(42,235)	(6,779)
Balance at end of year	150,000	224,167	35,981

Less: accumulated depreciation	(2,251)	(17,563)	(2,819)

Leased automobiles held for sale, net	147,749	206,604	33,162

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepaid expenses	5,516	4,468	717
Deposits	210,498	11,065	1,776
Staff advances	6,330	2,952	474
Subsidies receivable	8,104	8,881	1,425
Loans to third parties	22,400	-	-
Prepaid advertising fees	9,000	3,000	482
Others	3,351	4,782	768

	265,199	35,148	5,642

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	330,802	345,359	55,434
Machinery	18,411	21,620	3,470
Office equipment	14,394	15,388	2,470
Motor vehicles	56,938	70,656	11,341
	420,545	453,023	72,715
Less: accumulated depreciation	(95,237)	(115,724)	(18,575)

Property and equipment, net	325,308	337,299	54,140

Construction in progress	-	223,401	35,859

Total	325,308	560,700	89,999

Schedule of Depreciation Expenses

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of goods sold	5,179	5,669	7,750	1,244
Selling, marketing and distribution expenses	6,968	5,917	8,246	1,324
General and administrative expenses	1,582	4,974	7,332	1,177

	13,729	16,560	23,328	3,745

LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights

Land use rights consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Land use rights	20,959	20,959	3,364
Less: accumulated amortization	(2,138)	(2,703)	(434)

Land use rights, net	18,821	18,256	2,930

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Customer relationships	31,200	31,200	5,008
Less: accumulated amortization	(1,533)	(4,092)	(657)

Customer relationships, net	29,667	27,108	4,351

Dealership agreements	105,400	105,400	16,918
Less: impairment	-	(26,450)	(4,246)

Dealership agreements, net	105,400	78,950	12,672

Intangible assets, net	135,067	106,058	17,023

Schedule of Estimated Future Amortization Expenses of Intangible Assets

The estimated annual amortization expenses for intangible assets for each of the five succeeding years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill

Goodwill allocated to the Group's reportable segments as of December 31, 2011 and 2012 and changes in the carrying amount of goodwill during the years ended December 31, 2011 and 2012 are as follows:

		FAW-	FAW-		Shanghai-	Chang-an	GAC-
	Audi	Volkswagen	Mazda	Toyota	Volkswagen	Mazda	Honda	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net balance at December 31, 2010	-	-	-	-	-	-	-	-
Goodwill acquired	-	34,175	9,620	15,735	-	-	14,104	73,634
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2011	-	34,175	9,620	15,735	-	-	14,104	73,634

Goodwill acquired	-	-	-	-	-	-	-	-
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2012	-	34,175	9,620	15,735	-	-	14,104	73,634

LONG-TERM PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM PREPAYMENTS [Abstract]
Schedule of long-term prepayments

Long-term prepayments consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	120,000	20,000	3,211
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,043
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.	11,250	-	-

	137,750	26,500	4,254

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

VAT payable	84,913	72,715	11,672
Other taxes payable	18,333	23,833	3,825
Interest on late tax payments	52,950	69,330	11,128
Staff costs payable	23,821	31,233	5,013
Deposits from leased automobiles held for sale	127,342	233,060	37,409
Accrued rental expenses	6,302	4,355	699
Loans from third parties	7,251	-	-
Other accrued expenses	8,556	10,027	1,610

	329,468	444,553	71,356

SHORT-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM LOANS [Abstract]
Schedule of Short-term Loans

Short-term loans consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed	148,120	271,782	43,624
Guaranteed and secured	158,590	76,450	12,272
Unsecured	64,173	17,042	2,735

Total	370,883	365,274	58,631

Schedule of Guaranteed Short-term Loans

Guaranteed short-term loans as of December 31, 2011 and 2012 were guaranteed by the following parties:

	December 31,
	2011	2012
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	30,000	50,000	8,026
Lentuo Electromechanical*	50,000	98,682	15,840
Mr. Guo*	-	40,000	6,420
Haowu**	35,000	30,000	4,815
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	8,000	23,000	3,692
Taizhou Hengtai Automobile Service Co., Ltd.	18,500	20,000	3,210
Others	6,620	10,100	1,621

Total	148,120	271,782	43,624

*Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

Income (loss) before income taxes consists of:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

PRC	226,326	107,299	(3,150)	(505)
Non-PRC	(1,860)	(6,906)	(2,870)	(461)
	224,466	100,393	(6,020)	(966)

Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Current income tax expenses	67,549	38,970	25,828	4,147
Deferred income tax benefits	(4,456)	(5,679)	(13,629)	(2,189)
	63,093	33,291	12,199	1,958

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Income (loss) from continuing operations before income tax expense	224,466	100,393	(6,020)	(966)
Income tax computed at PRC statutory tax rate	56,117	25,098	(1,505)	(242)
Non-deductible expenses	5,810	5,697	4,906	788
International tax rate difference	772	974	667	107
Changes in the valuation allowance	394	1,522	8,131	1,305
	63,093	33,291	12,199	1,958

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	3,044	3,556	571
Unpaid staff costs	3,018	3,644	584
Less: valuation allowance	-	(444)	(71)
Total current deferred tax assets	6,062	6,756	1,084
Non-current
Property and equipment	692	788	127
Net operating loss carry forwards	9,439	22,542	3,618
Less: valuation allowance	(6,019)	(13,706)	(2,201)
Total non-current deferred tax assets	4,112	9,624	1,544
Total deferred tax assets	10,174	16,380	2,628

Deferred tax liabilities:
Non-current
Intangible assets	33,767	26,515	4,256
Land use rights	2,636	2,552	410
Property and equipment	2,790	2,703	433
Total deferred tax liabilities	39,193	31,770	5,099

Net deferred tax assets (liabilities)	(29,019)	(15,390)	(2,471)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	250,669	-	-	-
Chuanxin Sun	251	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	50,488	-	-	-

	301,408	-	-	-

Repayments of short-term loans to related parties:
Mr. Guo	528,774	-	-	-
Chuanxin Sun	442	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	74,262	-	-	-

	603,478	-	-	-

Temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Tianjin Material Group	-	-	55,343	8,883
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	720	6,460	1,037
Haowu	-	35,437	35,009	5,619
Beijing Lentuo Cultural Development Co., Ltd.	18,731	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	110,534	222,962	120,836	19,395

Repayments of temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Mr. Yingjie Wang	-	-	2,000	321
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	-	41,760	6,703
Haowu	-	-	70,079	11,248
Beijing Lentuo Cultural Development Co., Ltd.	20,716	-	-	-
Beijing Weitzman Vehicle Co., Ltd.	4,030	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	116,549	186,805	137,863	22,128

Temporary funding from related parties:
Mr. Guo	13,553	-	27,417	4,401
Lentuo Electromechanical	-	129,935	20,000	3,210
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-

	13,986	129,935	47,417	7,611

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	-	13,553	27,417	4,401
Lentuo Electromechanical	-	119,935	30,000	4,815
Beijing Lentuo Tongda Co., Ltd.	1,038	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	191	-	-	-

	1,662	133,488	57,417	9,216

Distribution of assets to shareholders:
Mr. Guo	123,078	-	-	-
Interest received from related parties:
Tianjin Material Group	-	-	352	56

The Group had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
Mr. Yingjie Wang	2,000	-	-
Mr. Fuli Guo	37,787	2,487	399
Tianjin Material Group	-	55,343	8,884
Haowu	35,070	-	-

	74,857	57,830	9,283

Amounts due to related parties:
Lentuo Electromechanical	10,000	-	-

	10,000	-	-

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Share

Earnings per share for the years ended December 31, 2010, 2011 and 2012 were calculated as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	161,373	67,917	(5,458)	(876)

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	10,000,000	58,937,912	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	31,567,302	-	-
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	554,665	-	-
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	605,479	-	-
Weighted average number of ordinary shares outstanding	42,727,446	58,937,912	58,937,912

Basic and diluted earnings (loss) per share	3.77	1.15	(0.09)	(0.01)

CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers are typically unsecured and arise from deposits paid in advance for purchases of inventories from suppliers based in the PRC. As a percentage of total advances, the top six suppliers accounted for 95.5% and 99.5% as of December 31, 2011 and 2012, respectively.

	December 31,
	2011	2012
	RMB	RMB	US$

Shanghai Volkswagen Automobile Selling Co., Ltd.	42,088	82,532	13,247
FAW-Mazda Automobile Sales Co., Ltd.	13,845	25,327	4,065
FAW-VW Automobile Sales Co., Ltd.	123,837	170,601	27,383
Chang An Ford Mazda Automobile Co., Ltd.	703	7,137	1,146
FAW-Toyota Automobile Sales Co., Ltd.	21,692	24,154	3,877
GAC Honda Automobile Co., Ltd.	7,796	4,836	776

	209,961	314,587	50,494

Total advances	219,936	316,067	50,732

Percentage of advances to top six suppliers to total advances	95.5%	99.5%	99.5%

INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSES [Abstract]
Schedule of Interest Expenses

Interest expenses consist of the following:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest on short-term loans	21,434	23,704	30,760	4,937
Interest on bills payable	7,552	15,923	21,908	3,516
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	20,909	16,971	16,592	2,663
Bank charges	3,937	4,962	4,413	709

	53,832	61,560	73,673	11,825

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

As of December 31, 2012, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2012
	RMB	US$

2013	9,051	1,453
2014	7,426	1,192
2015	7,075	1,136
2016	6,160	989
2017	5,965	957
Thereafter	41,373	6,641

	77,050	12,368

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Summary of Information by Segment

The Group's segment information as of and for the year ended December 31, 2010 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	937,043	719,370	479,549	324,943	439,402	174,738	-	-	3,075,045
Automobile repair and maintenance services	120,335	33,062	41,944	28,867	25,355	19,804	4,709	-	274,076
Other services	3,746	2,359	2,173	2,000	1,120	2,636	20,514	(20,000)	14,548

	1,061,124	754,791	523,666	355,810	465,877	197,178	25,223	(20,000)	3,363,669

Cost of goods sold
Sales of automobiles	(843,494)	(664,624)	(465,589)	(317,699)	(418,566)	(173,419)	(547)	-	(2,883,938)
Automobile repair and maintenance services	(46,386)	(14,838)	(13,575)	(11,540)	(11,183)	(10,454)	(2,511)	-	(110,487)
Other services	(3)	(200)	(165)	(50)	(54)	(666)	(20,039)	20,000	(1,177)

	(889,883)	(679,662)	(479,329)	(329,289)	(429,803)	(184,539)	(23,097)	20,000	(2,995,602)

Selling, marketing and distribution expenses	(20,120)	(7,013)	(9,260)	(6,032)	(6,494)	(3,067)	(187)	-	(52,173)

General and administrative expenses	(5,561)	(3,482)	(3,497)	(3,283)	(8,037)	(6,346)	(7,618)	-	(37,824)
Interest income	151	628	172	20	13	108	10	-	1,102
Interest expense	(20,315)	(14,482)	(6,827)	(6,508)	(3,060)	(1,984)	(656)	-	(53,832)
Exchange loss	-	-	-	-	-	-	(3,018)	-	(3,018)
Other income (loss), net	946	512	(5)	45	598	44	4	-	2,144
Income tax expense	(31,775)	(12,685)	(5,974)	(3,181)	(5,015)	(499)	(3,964)	-	(63,093)
Net income (loss) and comprehensive income (loss)	94,567	38,607	18,946	7,582	14,079	895	(13,303)	-	161,373

Total assets	563,666	459,625	232,568	125,429	232,754	121,889	610,668	(130,896)	2,215,703

Total liabilities	(450,562)	(343,859)	(196,463)	(92,457)	(203,626)	(109,924)	(58,190)	(24,169)	(1,479,250)

Capital expenditures	7,078	2,124	655	485	1,870	286	33	-	12,531
Depreciation and amortization expenses	5,515	2,716	2,260	679	1,903	741	98	-	13,912

The Group's segment information as of and for the year ended December 31, 2011 is as follows:

		FAW-			Shanghai-	Chang An-	GAC-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Honda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	957,338	521,918	362,566	240,151	426,519	51,749	104,174	335	-	2,664,750
Automobile repair and maintenance services	141,623	43,549	48,512	32,969	25,432	24,271	13,872	3,527	-	333,755
Sales of leased automobiles	8,977	3,491	3,189	474	2,179	-	-	-	-	18,310
Other services	7,727	3,603	2,065	1,662	1,374	628	942	5,609	(4,207)	19,403

	1,115,665	572,561	416,332	275,256	455,504	76,648	118,988	9,471	(4,207)	3,036,218

Cost of goods sold
Sales of automobiles	(892,696)	(493,049)	(359,337)	(236,427)	(405,274)	(51,213)	(102,248)	(4,631)	4,207	(2,540,668)
Automobile repair and maintenance services	(58,044)	(26,318)	(23,671)	(17,026)	(13,304)	(12,963)	(10,155)	(1,761)	-	(163,242)
Sales of leased automobiles	(8,348)	(3,293)	(3,156)	(466)	(2,067)	-	-	-	-	(17,330)
Other services	(2)	(340)	(61)	(72)	(40)	(24)	-	(2,263)	-	(2,802)

	(959,090)	(523,000)	(386,225)	(253,991)	(420,685)	(64,200)	(112,403)	(8,655)	4,207	(2,724,042)

Selling, marketing and distribution expenses	(29,415)	(13,223)	(12,897)	(11,361)	(13,513)	(6,567)	(1,883)	(2,579)	-	(91,438)
General and administrative expenses	(8,883)	(5,144)	(5,224)	(4,570)	(7,117)	(2,431)	(3,585)	(17,320)	-	(54,274)
Interest income	759	790	178	946	386	78	16	29	-	3,182
Interest expense	(24,863)	(14,529)	(7,983)	(7,991)	(2,593)	(1,275)	(2,231)	(95)	-	(61,560)
Exchange loss	-	-	-	-	-	-	-	(9,100)	-	(9,100)
Other income (loss), net	771	123	52	213	18	(4)	37	197	-	1,407
Income tax (expense) benefit	(25,160)	(5,874)	(2,572)	(134)	(3,436)	(648)	298	4,235	-	(33,291)
Net income (loss) and comprehensive income (loss)	69,784	11,704	1,661	(1,632)	8,564	1,601	(763)	(23,817)	-	67,102

Total assets	685,052	466,921	347,255	273,563	185,776	38,215	149,122	958,532	(533,561)	2,570,875

Total liabilities	(507,737)	(269,846)	(275,617)	(209,060)	(147,431)	(24,657)	(134,841)	(134,423)	(34,173)	(1,737,785)

Capital expenditures	74,269	110,258	3,321	3,046	10,150	1,429	100	3,197	-	205,770
Depreciation and amortization expenses	6,970	3,161	3,010	1,446	1,943	595	1,208	29	-	18,362

Goodwill	-	34,175	9,620	15,735	-	-	14,104	-	-	73,634

The Group's segment information as of and for the year ended December 31, 2012 is as follows:

			FAW-		FAW-				Shanghai-		Chang An-		GAC-
	Audi		Volkswagen		Mazda		Toyota		Volkswagen		Mazda		Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenues
Sales of automobiles	845,436	135,702	814,443	130,727	336,594	54,027	325,323	52,218	313,424	50,308	62,129	9,972	177,374	28,470	490	80	-	-	2,875,213	461,504
Automobile repair and maintenance services	131,820	21,159	51,252	8,227	40,371	6,480	43,625	7,002	22,605	3,628	13,068	2,098	20,966	3,365	1,267	203	-	-	324,974	52,162
Sales of leased automobiles	11,751	1,886	7,362	1,182	11,844	1,901	899	144	3,369	541	410	66	-	-	-	-	-	-	35,635	5,720
Other services	8,725	1,400	11,043	1,773	3,116	500	2,123	341	1,746	280	844	135	1,808	290	13,482	2,164	(13,422)	(2,154)	29,465	4,729

	997,732	160,147	884,100	141,909	391,925	62,908	371,970	59,705	341,144	54,757	76,451	12,271	200,148	32,125	15,239	2,447	(13,422)	(2,154)	3,265,287	524,115

Cost of goods sold
Sales of automobiles	(803,617)	(128,989)	(771,782)	(123,880)	(329,203)	(52,841)	(329,778)	(52,933)	(307,663)	(49,383)	(61,936)	(9,941)	(183,972)	(29,530)	-	-	13,422	2,154	(2,774,529)	(445,343)
Automobile repair and maintenance services	(61,382)	(9,852)	(34,942)	(5,609)	(23,442)	(3,763)	(27,560)	(4,424)	(14,537)	(2,333)	(8,847)	(1,420)	(16,774)	(2,692)	(1,375)	(221)	-	-	(188,859)	(30,314)
Sales of leased automobiles	(11,171)	(1,793)	(6,915)	(1,110)	(11,613)	(1,864)	(914)	(147)	(3,308)	(531)	(408)	(65)	-	-	(15,739)	(2,526)	-	-	(50,068)	(8036)
Other services	(1)	-	(1,015)	(164)	(190)	(30)	(85)	(14)	(57)	(9)	(58)	(9)	-	-	(93)	(15)	-	-	(1,499)	(241)

	(876,171)	(140,634)	(814,654)	(130,763)	(364,448)	(58,498)	(358,337)	(57,518)	(325,565)	(52,256)	(71,249)	(11,435)	(200,746)	(32,222)	(17,207)	(2,762)	13,422	2,154	(3,014,955)	(483,934)

Selling, marketing and distribution expenses	(26,656)	(4,279)	(22,518)	(3,613)	(16,697)	(2,680)	(9,004)	(1,445)	(14,985)	(2,405)	(5,900)	(947)	(2,348)	(377)	(3,436)	(552)	-	-	(101,544)	(16,298)
General and administrative expenses	(7,768)	(1,247)	(9,283)	(1,490)	(6,216)	(998)	(8,584)	(1,378)	(7,074)	(1,135)	(1,836)	(295)	(6,696)	(1,075)	(15,838)	(2,542)	-	-	(63,295)	(10,160)
Loss from impairment of intangible assets	-	-	-	-	(10,700)	(1,718)	(8,700)	(1,396)	-	-	-	-	(7,050)	(1,132)	-	-	-	-	(26,450)	(4,246)
Interest income	1,508	242	1,074	172	200	32	1,393	224	771	124	14	2	1,005	161	1,178	189	-	-	7,143	1,146
Interest expense	(24,562)	(3,942)	(18,626)	(2,990)	(8,385)	(1,346)	(15,488)	(2,486)	(841)	(135)	(611)	(98)	(4,069)	(653)	(1,091)	(175)	-	-	(73,673)	(11,825)
Exchange loss	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(8)	(1)	-	-	(8)	(1)
Other income, net	252	40	777	125	225	37	84	13	-	-	-	-	89	14	48	8	-	-	1,475	237
Income tax (expense) benefit	(17,836)	(2,863)	(7,080)	(1,136)	2,604	418	5,868	942	1,365	219	718	115	3,128	502	(966)	(155)	-	-	(12,199)	(1,958)
Net income (loss) and comprehensive income (loss)	46,499	7,464	13,790	2,214	(11,492)	(1,845)	(20,798)	(3,339)	(5,185)	(831)	(2,413)	(387)	(16,539)	(2,657)	(22,081)	(3,543)	-	-	(18,219)	(2,924)

Total assets	751,963	120,698	622,094	99,853	220,102	35,329	232,866	37,378	201,153	32,287	31,019	4,979	126,010	20,226	1,052,360	168,915	(578,235)	(92,813)	2,659,332	426,852

Total liabilities	(502,540)	(80,663)	(401,619)	(64,464)	(159,981)	(25,679)	(189,208)	(30,370)	(167,940)	(26,956)	(19,864)	(3,188)	(132,156)	(21,213)	(246,979)	(39,643)	(24,174)	(3,880)	(1,844,461)	(296,056)

Capital expenditures	85,991	13,804	70,397	11,299	2,078	334	2,717	436	1,751	281	196	31	2,062	331	1,878	301	-	-	167,070	26,817
Depreciation and amortization expenses	8,725	1,400	5,707	916	3,944	633	3,085	495	1,968	316	688	110	1,752	281	583	94	-	-	26,452	4,245

Goodwill	-	-	34,175	5,485	9,620	1,544	15,735	2,526	-	-	-	-	14,104	2,264	-	-	-	-	73,634	11,819

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
Schedule of Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent-company only basis:

	December 31,
Balance sheets	2011	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	8,362	762	122

Total current assets	8,362	762	122

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	513,469	510,577	81,953
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	282,718	287,752	46,188
Total non-current assets	796,187	798,329	128,141

TOTAL ASSETS	804,549	799,091	128,263

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	179	179	29
Total current liabilities	179	179	29

Total liabilities	179	179	29

Shareholders' equity:
Ordinary shares, par value US$0.00001 per share
Authorized - 500,000,000 shares as of December 31, 2011 and 2012;
Issued and outstanding -58,937,912 shares as of December 31, 2011 and 2012	4	4	1
Additional paid-in capital	469,761	469,761	75,401
Retained earnings	334,605	329,147	52,832

Total shareholders' equity	804,370	798,912	128,234

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	804,549	799,091	128,263

	Years ended December 31,
Statements of comprehensive income (loss)	2010	2011	2012
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of goods sold	-	-	-	-

Gross profit	-	-	-	-

Operating expenses	(16)	(835)	(2,660)	(427)

Loss from operations	(16)	(835)	(2,660)	(427)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	163,182	70,265	(2,892)	(465)
Interest income	-	6	1,173	189
Interest expense	(571)	(3)	(1,084)	(174)
Exchange (loss) gain	(1,222)	(1,516)	5	1

Income before income tax expense	161,373	67,917	(5,458)	(876)
Income tax expenses	-	-	-	-
Net income (loss) and comprehensive income (loss)	161,373	67,917	(5,458)	(876)

	Years ended December 31,
Statements of cash flows	2010	2011	2012
	RMB	RMB	RMB	US$
Cash flows used in operating activities	(587)	(1,957)	(2,555)	(410)

Cash flows used in investing activities	(99,990)	(209,590)	(5,034)	(808)

Cash flows provided by financing activities	322,097	-	-	-

Effect of foreign exchange rate changes, net	(1,222)	(391)	(11)	(2)

Net increase (decrease) in cash and cash equivalents	220,298	(211,938)	(7,600)	(1,220)

Cash and cash equivalents, beginning of year	2	220,300	8,362	1,342

Cash and cash equivalents, end of year	220,300	8,362	762	122

ORGANIZATION AND BASIS OF PRESENTATION (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Jun. 20, 2010 CNY	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] USD ($)	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] CNY	Dec. 31, 2010 American Depositary Shares [Member] USD ($)	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Issuance of ordinary shares upon initial public offering (in shares)									6,500,000
Price per share									$ 8
Ordinary shares, par value (in dollars per share)	$ 0.00001				$ 0.00001					$ 0.00001
Proceeds from issuance of ordinary shares				122,225					$ 52,000
Net assets of Lentuo Electromechanical transferred to Beijing Huitong Auto Sales & Services Co., Ltd.						123,078
Cost of building leased under capital lease to Beijing Huitong Auto Sales & Services Co., Ltd.						45,349
Registered capital							$ 1,589	10,000

ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Assets and Liabilities of Variable Interest Entities and Subsidiaries) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Current assets	$ 287,791	1,792,965	1,795,070
Non-current assets	129,003	803,703	624,198
Total assets	416,794	2,596,668	2,419,268
Current liabilities	290,928	1,812,512	1,698,413
Non-current liabilities	5,099	31,770	39,193
Total liabilities	296,027	1,844,282	1,737,606
Accrued expenses and other current liabilities attributable to the Company	$ 29	179

ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Variable Interest Entities and Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Lentuo Hong Kong [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Sep 25, 2009
Place of incorporation	Hong Kong
Percentage of shareholdings	100.00%
Principal activities	Investment holding
Lentuo Beijing [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Nov 17, 2009
Place of incorporation	PRC
Percentage of shareholdings	100.00%
Principal activities	Provision of technical support and management consultation services
Beijing Jiashi Shengtong Investment Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Apr 8, 2010
Place of incorporation	PRC
Percentage of shareholdings	100.00%
Principal activities	Provision of technical support and management consultation services
Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Aug 25, 2004
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Tuozhan Industrial and Trading Development Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Sep 23, 1997
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Lentuo Chengxin Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Feb 7, 2002
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Aotong Automobile Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Jul 20, 2001
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Tuojiacheng Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Dec 2, 1998
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Sep 27, 2009
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Jan 7, 2011
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Lentuo Automobile Lease Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Jul 22, 2003
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Provision of automobile leasing services
Beijing Tuozhan Automobile Repair Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	May 16, 2003
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Provision of automobile repair and maintenance services
Tianjin Ruitai Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Dec 25, 2007
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Tianjin Zhongbaotongda Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Nov 22, 2007
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Investment holding company of Ruitai
Tianjin Boruiyingjie Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Oct 29, 2007
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Investment holding company of Ruitai
Beijing Hexinshuntong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Sep 16, 2009
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Huizhou Dazhong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Nov 2, 2000
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	May 28, 2007
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Aoxiang Automobile Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Jun 21, 2011
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles
Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Nov 8, 2010
Place of incorporation	PRC
Percentage of shareholdings
Principal activities	Sale of new motor vehicles

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Automobiles [Member]	Dec. 31, 2012 Land use rights [Member]	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2012 Nonrecurring Basis [Member] Carrying value [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Quoted price in active markets for identical assets (Level 1) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Significant unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2012 Nonrecurring Basis [Member] Implied Fair Value [Member] CNY
Convenience translation
Chinese Renminbi per US$1.00	6.2301
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets - Acquired dealership agreements								105,400			78,950	78,950
Total loss on acquired dealership agreements	4,246	26,450
Discount rate	15.00%	15.00%
Long-term sustainable growth rate	3.00%	3.00%
Loss from impairment of intangible assets	4,246	26,450
Intangible Assets [Line Items]
Estimated useful lives, in years	10 years	10 years				50 years	10 years
Operating Leases [Line Items]
Property and equipment, estimated useful life					10 years
Revenue recognition
Value-added taxes paid	88,296	550,090	512,859	569,351
5% business tax paid	366	2,279	2,430	2,046
Cost of goods sold
Business tax rate	5.00%	5.00%
Value added tax rate	6.00%	6.00%
Advertising expenditures
Sales, marketing and distribution expenses	4,456	27,764	37,629	9,256
Employee benefits
Contributions for employee benefits	3,077	19,169	14,951	12,526
Leases
Rental expenses	$ 1,904	11,859	8,253	6,379

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Useful Lives) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery [Member]	Dec. 31, 2012 Office equipment [Member]	Dec. 31, 2012 Motor vehicles [Member]
Property and equipment
Property and equipment, estimated useful life					40 years	5 years	5 years	5 years
Interest expense capitalized in construction in process	$ 1,760	10,966

BUSINESS COMBINATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY
Business Acquisition [Line Items]
Percentage of ownership interests acquired					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%
Percentage ownership interest held by noncontrolling entity							40.00%	40.00%
Percentage ownership in subsidiary							60.00%	60.00%
Total consideration					$ 6,902	43,000	$ 2,568	16,000	$ 14,285	89,000	$ 4,575	28,500
Acquired finite-lived intangible assets, useful life				10 years
Goodwill		73,634	73,634			9,620		14,104		34,175		15,735
Acquisition related costs	$ 64	400

BUSINESS COMBINATIONS (Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed in Acquisition) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Shuntong [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Shuntong [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Ruitai [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Ruitai [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY	Dec. 31, 2011 Yuchen [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Yuchen [Member] Dealership agreements [Member] CNY
Business Acquisition [Line Items]
Total consideration			$ 6,902	43,000			$ 2,568	16,000			$ 14,285	89,000			$ 4,575	28,500
Current assets				161,549				58,903				20,680				115,086
Property and equipment				9,469				4,181				12,420				9,039
Intangible assets					3,200	26,800			9,100	16,500			8,300	40,900			10,600	21,200
Land use rights												13,500
Total identifiable assets acquired				201,018				88,684				95,800				155,925
Current liabilities				(159,944)				(71,126)				(23,874)				(114,463)
Deferred tax liabilities				(7,694)				(6,400)				(17,101)				(8,424)
Total liabilities assumed				(167,638)				(77,526)				(40,975)				(122,887)
Net identifiable assets acquired				33,380				11,158				54,825				33,038
Goodwill	73,634	73,634		9,620				14,104				34,175				15,735
Noncontrolling interests								(9,262)								(20,273)
Net assets acquired				43,000				16,000				89,000				28,500

BUSINESS COMBINATIONS (Schedule of Revenues and Net Income (Loss) of Acquired Businesses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY
Business Acquisition [Line Items]
Revenue	290,603	$ 13,174	82,914	$ 18,936	119,179	$ 8,080	50,855	$ 5,983	37,655
Net income (loss)	(1,318)	$ (111)	(697)	$ (121)	(763)	$ 185	1,162	$ (162)	(1,020)

BUSINESS COMBINATIONS (Schedule of Pro Forma Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
BUSINESS COMBINATIONS [Abstract]
Revenue	$ 552,038	3,474,470	4,010,309
Net income attributable to the Group	$ 10,676	67,191	149,587

RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
RESTRICTED CASH [Abstract]
Cash pledged as collateral to financial institutions	$ 70,284	437,875	435,770

INVENTORIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INVENTORIES [Abstract]
New motor vehicles	$ 61,108	380,705	489,707
Spare parts and accessories	8,349	52,017	26,549
Inventories, net	69,457	432,722	516,256
Cost of goods sold, rebates received	$ 25,242	157,260	96,072	194,166

LEASED AUTOMOBILES HELD FOR SALE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Balance at beginning of year	$ 24,077	150,000
Additions	18,683	116,402	168,311
Sales	(6,779)	(42,235)	(18,311)
Balance at end of year	35,981	224,167	150,000
Less: accumulated depreciation	(2,819)	(17,563)	(2,251)
Leased automobiles held for sale, net	33,162	206,604	147,749
Depreciation of leased automobiles held for sale	2,873	17,900	2,251
Cost of goods sold, rebates received	$ 296	1,847	549

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 717	4,468	5,516
Deposits	1,776	11,065	210,498
Staff advances	474	2,952	6,330
Subsidies receivable	1,425	8,881	8,104
Loans to third parties			22,400
Prepaid advertising fees	482	3,000	9,000
Others	768	4,782	3,351
Total prepaid expenses and other current assets	5,642	35,148	265,199
Deposit for construction of new exhibit halls	995	6,200
Deposits for leasing certain buildings	781	4,865
Refundable deposit amount for potential business acquisition that was refunded during period	$ 27,768	173,000

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Machinery [Member] USD ($)	Dec. 31, 2012 Machinery [Member] CNY	Dec. 31, 2011 Machinery [Member] CNY	Dec. 31, 2012 Office equipment [Member] USD ($)	Dec. 31, 2012 Office equipment [Member] CNY	Dec. 31, 2011 Office equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment	$ 72,715	453,023	420,545		$ 55,434	345,359	330,802	$ 3,470	21,620	18,411	$ 2,470	15,388	14,394	$ 11,341	70,656	56,938
Less: accumulated depreciation	(18,575)	(115,724)	(95,237)
Property and equipment, net	54,140	337,299	325,308
Construction in progress	35,859	223,401
Total	89,999	560,700	325,308
Depreciation expenses	3,745	23,328	16,560	13,729
Interest expense capitalized in construction in process	$ 1,760	10,966

PROPERTY AND EQUIPMENT (Schedule of Depreciation Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PROPERTY AND EQUIPMENT [Abstract]
Cost of goods sold	$ 1,244	7,750	5,669	5,179
Selling, marketing and distribution expenses	1,324	8,246	5,917	6,968
General and administrative expenses	1,177	7,332	4,974	1,582
Total depreciation expenses	3,745	23,328	16,560	13,729
Guaranteed and secured	12,271	76,450	158,590
Buildings pledged as collateral	7,122	44,368	45,725
Real estate held without ownership certificates	$ 35,755	222,760	216,491

LAND USE RIGHTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LAND USE RIGHTS [Abstract]
Land use rights	$ 3,364	20,959	20,959
Less: accumulated amortization	(434)	(2,703)	(2,138)
Land use rights, net	2,930	18,256	18,821
Guaranteed and secured	12,271	76,450	158,590
Land use rights pledged as collateral	886	5,520	5,663
Amortization of land use rights	91	565	255	183
Annual amortization expense for land use rights	$ 91	565

INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shuntong [Member] CNY	Dec. 31, 2012 Yuchen [Member] CNY	Dec. 31, 2012 Ruitai [Member] CNY	Dec. 31, 2012 Dealership agreements [Member] USD ($)	Dec. 31, 2012 Dealership agreements [Member] CNY	Dec. 31, 2011 Dealership agreements [Member] CNY	Dec. 31, 2012 Customer relationships [Member] USD ($)	Dec. 31, 2012 Customer relationships [Member] CNY	Dec. 31, 2011 Customer relationships [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets											$ 5,008	31,200	31,200
Less: accumulated amortization/impairment											(657)	(4,092)	(1,533)
Finite-live intangible assets, net											4,351	27,108	29,667
Estimated useful lives, in years	10 years	10 years									10 years	10 years
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets								16,918	105,400	105,400
Less: impairment								(4,246)	(26,450)
Indefinite-lived intangible assets, net								12,672	78,950	105,400
Loss from impairment of intangible assets	4,246	26,450			10,700	8,700	7,050	4,246	26,450
Intangible assets, net	17,023	106,058	135,067
Amortization expenses during the period	$ 411	2,559	1,533

INTANGIBLE ASSETS (Schedule of Annual Estimated Amortization Expenses) (Details) (Customer relationships [Member], CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2013	3,120
2014	3,120
2015	3,120
2016	3,120
2017	3,120

GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2012 Audi [Member] USD ($)	Dec. 31, 2010 Audi [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] USD ($)	Dec. 31, 2010 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] USD ($)	Dec. 31, 2010 FAW Mazda [Member] CNY	Dec. 31, 2012 Toyota [Member] CNY	Dec. 31, 2011 Toyota [Member] CNY	Dec. 31, 2012 Toyota [Member] USD ($)	Dec. 31, 2010 Toyota [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] USD ($)	Dec. 31, 2010 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] USD ($)	Dec. 31, 2010 Chang An Mazda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2011 GAC Honda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] USD ($)
Goodwill [Line Items]
Goodwill	73,634	73,634	$ 11,819						34,175	34,175	$ 5,485		9,620	9,620	$ 1,544		15,735	15,735	$ 2,526										14,104	14,104	$ 2,264
Goodwill acquired		73,634								34,175				9,620				15,735												14,104
Impairment loss

LONG-TERM PREPAYMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
LONG TERM PREPAYMENTS [Abstract]
Prepayments for the expansion of automobile dealerships	$ 3,211	20,000	120,000
Deposit for financing from Toyota Financing Corporation	1,043	6,500	6,500
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.			11,250
Total long-term prepayments	$ 4,254	26,500	137,750

LONG-TERM INVESTMENT (Details) In Thousands, unless otherwise specified	Jun. 15, 2012 USD ($)	Jun. 15, 2012 CNY
LONG-TERM INVESTMENT [Abstract]
Cost method investment in Saneguard Automobile Insurance Co., Ltd.	$ 1,806	11,250
Cost method investment, ownerhsip percentage acquired	2.25%	2.25%

BILLS PAYABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
BILLS PAYABLE [Abstract]
Interest charges from bills payable	$ 3,516	21,908	15,923	7,552

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
VAT payable	$ 11,672	72,715	84,913
Other taxes payable	3,825	23,833	18,333
Interest on late tax payments	11,128	69,330	52,950
Staff costs payable	5,013	31,233	23,821
Deposits from leased automobiles held for sale	37,409	233,060	127,342
Accrued rental expenses	699	4,355	6,302
Loans from third parties			7,251
Other accrued expenses	1,610	10,027	8,556
Total accrued expenses and other current liabilities	71,356	444,553	329,468
Deposits recognized as revenues	$ 5,720	35,635	18,310

SHORT-TERM LOANS (Schedule of Short-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SHORT-TERM LOANS [Abstract]
Guaranteed	$ 43,624	271,782	148,120
Guaranteed and secured	12,271	76,450	158,590
Unsecured	2,735	17,042	64,173
Total	$ 58,631	365,274	370,883

SHORT-TERM LOANS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
SHORT-TERM LOANS [Abstract]
Interest rates range, minimum	4.83%	4.83%	5.00%
Interest rates range, maximum	10.25%	10.25%	8.54%
Weighted average interest rate on short-term loans	7.91%	7.91%	6.99%
Unused lines of credit for short-term financing, remaining borrowing capacity	$ 57,210	356,421	340,812
Guaranteed and secured	12,271	76,450	158,590
Interest on short-term loans	4,937	30,760	23,704	21,434
Interest expense capitalized in construction in process	$ 1,760	10,966

SHORT-TERM LOANS (Schedule of Guaranteed Short-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] USD ($)		Dec. 31, 2012 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY		Dec. 31, 2011 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] USD ($)		Dec. 31, 2012 Lentuo Electromechanical [Member] CNY		Dec. 31, 2011 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Mr. Guo [Member] USD ($)		Dec. 31, 2012 Mr. Guo [Member] CNY		Dec. 31, 2011 Mr. Guo [Member] CNY	Dec. 31, 2012 Haowu [Member] USD ($)		Dec. 31, 2012 Haowu [Member] CNY		Dec. 31, 2011 Haowu [Member] CNY	Dec. 31, 2012 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] USD ($)		Dec. 31, 2012 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2011 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2012 Taizhou Hengtai Automobile Service Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2011 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Short-term Debt [Line Items]
Guaranteed	$ 43,624	271,782	148,120	$ 8,026	[1]	50,000	[1]	30,000	$ 15,840	[1]	98,682	[1]	50,000	$ 6,420	[1]	40,000	[1]		$ 4,815	[2]	30,000	[2]	35,000	$ 3,692	[2]	23,000	8,000	$ 3,210	20,000	18,500	$ 1,621	10,100	6,620

[1]	Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.
[2]	Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Hong Kong tax rate	16.50%
Statutory income tax rate	25.00%	25.00%	25.00%
Dividend witholding rate	10.00%

INCOME TAXES (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
PRC	$ (505)	(3,150)	107,299	226,326
Non-PRC	(461)	(2,870)	(6,906)	(1,860)
Income (loss) before income tax expense	$ (966)	(6,020)	100,393	224,466

INCOME TAXES (Income Tax Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current income tax expenses	$ 4,147	25,828	38,970	67,549
Deferred income tax benefits	(2,189)	(13,629)	(5,679)	(4,456)
Income tax expenses	$ 1,958	12,199	33,291	63,093

INCOME TAXES (Reconciliation of Effective Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income (loss) from continuing operations before income tax expense	$ (966)	(6,020)	100,393	224,466
Income tax computed at PRC statutory tax rate	(242)	(1,505)	25,098	56,117
Non-deductible expenses	788	4,906	5,697	5,810
International tax rate difference	107	667	974	772
Changes in the valuation allowance	1,305	8,131	1,522	394
Income tax expenses	$ 1,958	12,199	33,291	63,093

INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current
Accrued expenses	$ 571	3,556	3,044
Unpaid staff costs	584	3,644	3,018
Less: valuation allowance	(71)	(444)
Total current deferred tax assets	1,084	6,756	6,062
Non-current
Property and equipment	127	788	692
Net operating loss carry forwards	3,618	22,542	9,439
Less: valuation allowance	(2,201)	(13,706)	(6,019)
Total non-current deferred tax assets	1,544	9,624	4,112
Total deferred tax assets	2,628	16,380	10,174
Non-current
Intangible assets	4,256	26,515	33,767
Land use rights	410	2,552	2,636
Property and equipment	433	2,703	2,790
Total deferred tax liabilities	5,099	31,770	39,193
Net deferred tax assets (liabilities)	(2,471)	(15,390)	(29,019)
Deferred tax assets before valuation allowances	4,900	30,530	16,193
Deferred tax assets, valuation allowance	2,272	14,150	6,019
Net operating losses from PRC VIEs	$ 16,529	102,978

INCOME TAXES (Unrecognized Tax Benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Unrecognized tax benefits	$ 797	4,963		4,963
Interest related to uncertain tax position	$ 145	906	$ 145	906	$ 145	906

RELATED PARTY TRANSACTIONS (Schedule of Related Parties by Related Party) (Details)	12 Months Ended
Dec. 31, 2012
Mr. Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The ultimate controlling shareholder of the Company
Lentuo Electromechanical [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company significantly influenced by Mr. Guo
Chuanxin Sun [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder of the Company
Mr. Yingjie Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Non-controlling shareholder of Yuchen
Mr. Fuli Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Non-controlling shareholder of Yuchen
Haowu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The holding company of non-controlling shareholder of Ruitai

RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Mr. Guo [Member] USD ($)	Dec. 31, 2012 Mr. Guo [Member] CNY	Dec. 31, 2011 Mr. Guo [Member] CNY	Dec. 31, 2010 Mr. Guo [Member] CNY	Dec. 31, 2012 Mr. Yingjie Wang [Member] USD ($)	Dec. 31, 2012 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2011 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2010 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2012 Chuanxin Sun [Member] USD ($)	Dec. 31, 2012 Chuanxin Sun [Member] CNY	Dec. 31, 2011 Chuanxin Sun [Member] CNY	Dec. 31, 2010 Chuanxin Sun [Member] CNY	Dec. 31, 2012 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 Tianjin Material Group [Member] USD ($)	Dec. 31, 2012 Tianjin Material Group [Member] CNY	Dec. 31, 2011 Tianjin Material Group [Member] CNY	Dec. 31, 2010 Tianjin Material Group [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] USD ($)	Dec. 31, 2012 Lentuo Electromechanical [Member] CNY	Dec. 31, 2011 Lentuo Electromechanical [Member] CNY	Dec. 31, 2010 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Mr. Fuli Guo [Member] USD ($)	Dec. 31, 2012 Mr. Fuli Guo [Member] CNY	Dec. 31, 2011 Mr. Fuli Guo [Member] CNY	Dec. 31, 2010 Mr. Fuli Guo [Member] CNY	Dec. 31, 2012 Haowu [Member] USD ($)	Dec. 31, 2012 Haowu [Member] CNY	Dec. 31, 2011 Haowu [Member] CNY	Dec. 31, 2010 Haowu [Member] CNY	Dec. 31, 2012 Beijing Lentuo Cultural Development Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Weitzman Vehicle Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Lentuo Tongda Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2012 Tonghe Advertising Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2011 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2010 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2012 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2011 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2010 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Short-term loans to related parties				301,408				250,669								251				50,488
Repayments of short-term loans to related parties				603,478				528,774								442				74,262
Temporary funding to related parties	19,395	120,836	222,962	110,534	3,856	24,024															8,883	55,343					186,805		1,037	6,460	720		5,619	35,009	35,437					18,731								25,136				62,496				4,171
Repayments of temporary funding to related parties	22,128	137,863	186,805	116,549	3,856	24,024			321	2,000																	186,805		6,703	41,760			11,248	70,079						20,716				4,030				25,136				62,496				4,171
Temporary funding from related parties	7,611	47,417	129,935	13,986	4,401	27,417		13,553												433					3,210	20,000	129,935
Repayments of temporary funding from related parties	9,216	57,417	133,488	1,662	4,401	27,417	13,553													433					4,815	30,000	119,935																					1,038								191
Distribution of assets to shareholders								123,078
Interest received from related parties																					56	352
Amounts due from related parties	9,283	57,830	74,857								2,000																		399	2,487	37,787				35,070
Amounts due to related parties			10,000																								10,000
Interest rate																					1.38%	1.38%
Average balance due from related parties	10,649	66,344	37,429	154,043
Average balance due to related parties	803	5,000	11,777	7,391
Short-term loan guaranteed by the Group																									$ 32,102	200,000

SHARE CAPITAL (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended
	Aug. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Oct. 29, 2010 USD ($)	Dec. 31, 2010 American Depositary Shares [Member] USD ($)	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Stock split description					On July 27, 2010, the Company restructured its share capital to decrease the authorized capital to 500,000,000 ordinary shares with a per share par value of US$0.00001 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, each existing shareholder obtained 100,000 new ordinary shares for every 1 ordinary share previously held.
Stock split ratio					100,000
Issuance of ordinary shares (in shares)	1,510,841
Issuance of ordinary shares	18,000				122,225
Issuance of ordinary shares, terms of the guaranteed performance obligation	Under the subscription agreement, if the Group's audited consolidated net income for the year ended December 31, 2010 ("2010 Net Income") is lower than RMB160,000, Mr. Guo, for nil consideration, shall transfer to Newman Investments Limited such number of additional ordinary shares so that the shareholding of Newman Investments Limited will equal 1,510,841 shares multiplied by a ratio, the numerator of which is RMB160,000 and the denominator of which is equal to the 2010 Net Income (the "Feature").
Minimium threshold for performance of net income in 2010	160,000
Shares offered in rights offering							34,427,071
Price per share offered in rights offering							$ 0.00001
Issuance of ordinary shares upon initial public offering (in shares)								6,500,000
Ordinary shares, par value (in dollars per share)		$ 0.00001				$ 0.00001			$ 0.00001
Price per share								$ 8
Proceeds from issuance of ordinary shares					122,225			$ 52,000
Ordinary shares, Outstanding shares		58,937,912	58,937,912		10,000,000	58,937,912

EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373
Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	58,937,912	58,937,912	58,937,912	10,000,000
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)				31,567,302
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)				554,665
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)				605,479
Weighted average number of ordinary shares outstanding	58,937,912	58,937,912	58,937,912	42,727,446
Basic and diluted earnings per share:
Basic and diluted earnings (loss) per share	$ (0.01)	(0.09)	1.15	3.77

STATUTORY RESERVES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
STATUTORY RESERVES [Abstract]
Paid-up capital and statutory reserves	$ 177,605	1,106,498	1,026,800

CONCENTRATION OF RISKS (Concentration of Credit Risk) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Mazda Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW VW Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 Chang An Ford Mazda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2011 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Toyota Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2012 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2011 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 GAC Honda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2012 GAC Honda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2011 GAC Honda Automobile Co., Ltd. [Member] CNY
Concentration Risk [Line Items]
Advances to major suppliers	$ 50,494	314,587	209,961	$ 13,247	82,532	42,088	$ 4,065	25,327	13,845	$ 27,383	170,601	123,837	$ 1,146	7,137	703	$ 3,877	24,154	21,692	$ 776	4,836	7,796
Advances to suppliers	$ 50,732	316,067	219,936
Percentage of advances to top six suppliers to total advances	99.50%	99.50%	95.50%

CONCENTRATION OF RISKS (Concentration of Suppliers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONCENTRATION OF RISKS [Abstract]
Inventory amount sourced from six largest suppliers	$ 508,654	3,168,963	2,721,918	3,039,553
Percentage appreciation of the RMB against US$	1.00%	1.00%	3.30%	4.90%

INTEREST EXPENSES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INTEREST EXPENSES [Abstract]
Interest on short-term loans	$ 4,937	30,760	23,704	21,434
Interest on bills payable	3,516	21,908	15,923	7,552
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	2,663	16,592	16,971	20,909
Bank charges	709	4,413	4,962	3,937
Total interest expenses	$ 11,825	73,673	61,560	53,832

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,453	9,051
2014	1,192	7,426
2015	1,136	7,075
2016	989	6,160
2017	957	5,965
Thereafter	6,641	41,373
Total future lease payments	12,368	77,050
Unrecognized tax benefits	797	4,963	4,963
Capital commitment for construction in progress	$ 3,389	21,113

SEGMENT AND GEOGRAPHIC INFORMATION (Segment Information) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Audi [Member] USD ($)	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2010 Audi [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] USD ($)	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2010 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] USD ($)	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2010 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Toyota [Member] USD ($)	Dec. 31, 2012 FAW Toyota [Member] CNY	Dec. 31, 2011 FAW Toyota [Member] CNY	Dec. 31, 2010 FAW Toyota [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] USD ($)	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2010 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] USD ($)	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2010 Chang An Mazda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] USD ($)	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2011 GAC Honda [Member] CNY	Dec. 31, 2012 Unallocated [Member] USD ($)	Dec. 31, 2012 Unallocated [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY	Dec. 31, 2010 Unallocated [Member] CNY	Dec. 31, 2012 Eliminations [Member] USD ($)	Dec. 31, 2012 Eliminations [Member] CNY	Dec. 31, 2011 Eliminations [Member] CNY	Dec. 31, 2010 Eliminations [Member] CNY
Revenues:
Sales of automobiles	$ 461,504	2,875,213	2,664,750	3,075,045	$ 135,702	845,436	957,338	937,043	$ 130,727	814,443	521,918	719,370	$ 54,027	336,594	362,566	479,549	$ 52,218	325,323	240,151	324,943	$ 50,308	313,424	426,519	439,402	$ 9,972	62,129	51,749	174,738	$ 28,470	177,374	104,174	$ 80	490	335
Automobile repair and maintenance services	52,162	324,974	333,755	274,076	21,159	131,820	141,623	120,335	8,227	51,252	43,549	33,062	6,480	40,371	48,512	41,944	7,002	43,625	32,969	28,867	3,628	22,605	25,432	25,355	2,098	13,068	24,271	19,804	3,365	20,966	13,872	203	1,267	3,527	4,709
Sales of leased automobiles	5,720	35,635	18,310		1,886	11,751	8,977		1,182	7,362	3,491		1,901	11,844	3,189		144	899	474		541	3,369	2,179		66	410
Other services	4,729	29,465	19,403	14,548	1,400	8,725	7,727	3,746	1,773	11,043	3,603	2,359	500	3,116	2,065	2,173	341	2,123	1,662	2,000	280	1,746	1,374	1,120	135	844	628	2,636	290	1,808	942	2,164	13,482	5,609	20,514	(2,154)	(13,422)	(4,207)	(20,000)
Revenues	524,115	3,265,287	3,036,218	3,363,669	160,147	997,732	1,115,665	1,061,124	141,909	884,100	572,561	754,791	62,908	391,925	416,332	523,666	59,705	371,970	275,256	355,810	54,757	341,144	455,504	465,877	12,271	76,451	76,648	197,178	32,125	200,148	118,988	2,447	15,239	9,471	25,223	(2,154)	(13,422)	(4,207)	(20,000)
Costs of goods sold:
Sales of automobiles	(445,343)	(2,774,529)	(2,540,668)	(2,883,938)	(128,989)	(803,617)	(892,696)	(843,494)	(123,880)	(771,782)	(493,049)	(664,624)	(52,841)	(329,203)	(359,337)	(465,589)	(52,933)	(329,778)	(236,427)	(317,699)	(49,383)	(307,663)	(405,274)	(418,566)	(9,941)	(61,936)	(51,213)	(173,419)	(29,530)	(183,972)	(102,248)			(4,631)	(547)	2,154	13,422	4,207
Automobile repair and maintenance services	(30,314)	(188,859)	(163,242)	(110,487)	(9,852)	(61,382)	(58,044)	(46,386)	(5,609)	(34,942)	(25,903)	(14,838)	(3,763)	(23,442)	(23,585)	(13,575)	(4,424)	(27,560)	(16,496)	(11,540)	(2,333)	(14,537)	(13,304)	(11,183)	(1,420)	(8,847)	(12,963)	(10,454)	(2,692)	(16,774)	(10,155)	(221)	(1,375)	(1,761)	(2,511)
Sales of leased automobiles	(8,036)	(50,068)	(17,330)		(1,793)	(11,171)	(8,348)		(1,110)	(6,915)	(3,293)		(1,864)	(11,613)	(3,156)		(147)	(914)	(466)		(531)	(3,308)	(2,067)		(65)	(408)						(2,526)	(15,739)
Other services	(241)	(1,499)	(2,802)	(1,177)		(1)	(2)	(3)	(164)	(1,015)	(340)	(200)	(30)	(190)	(61)	(165)	(14)	(85)	(72)	(50)	(9)	(57)	(40)	(54)	(9)	(58)	(24)	(666)				(15)	(93)	(2,263)	(20,039)				20,000
Total cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)	(140,634)	(876,171)	(959,090)	(889,883)	(130,763)	(814,654)	(522,585)	(679,662)	(58,498)	(364,448)	(386,139)	(479,329)	(57,518)	(358,337)	(253,461)	(329,289)	(52,256)	(325,565)	(420,685)	(429,803)	(11,435)	(71,249)	(64,200)	(184,539)	(32,222)	(200,746)	(112,403)	(2,762)	(17,207)	(8,655)	(23,097)	2,154	13,422	4,207	20,000
Selling, marketing and distribution expenses	(16,298)	(101,544)	(91,438)	(52,173)	(4,279)	(26,656)	(29,415)	(20,120)	(3,613)	(22,518)	(13,223)	(7,013)	(2,680)	(16,697)	(12,897)	(9,260)	(1,445)	(9,004)	(11,361)	(6,032)	(2,405)	(14,985)	(13,513)	(6,494)	(947)	(5,900)	(6,567)	(3,067)	(377)	(2,348)	(1,883)	(552)	(3,436)	(2,579)	(187)
General and administrative expenses	(10,160)	(63,295)	(54,274)	(37,824)	(1,247)	(7,768)	(8,883)	(5,561)	(1,490)	(9,283)	(5,559)	(3,482)	(998)	(6,216)	(5,310)	(3,497)	(1,378)	(8,584)	(5,100)	(3,283)	(1,135)	(7,074)	(7,117)	(8,037)	(295)	(1,836)	(2,431)	(6,346)	(1,075)	(6,696)	(3,585)	(2,542)	(15,838)	(17,320)	(7,618)
Loss from impairment of intangible assets	(4,246)	(26,450)											(1,718)	(10,700)			(1,396)	(8,700)											(1,132)	(7,050)
Interest income	1,146	7,143	3,182	1,102	242	1,508	759	151	172	1,074	790	628	32	200	178	172	224	1,393	946	20	124	771	386	13	2	14	78	108	161	1,005	16	189	1,178	29	10
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)	(3,942)	(24,562)	(24,863)	(20,315)	(2,990)	(18,626)	(14,529)	(14,482)	(1,346)	(8,385)	(7,983)	(6,827)	(2,486)	(15,488)	(7,991)	(6,508)	(135)	(841)	(2,593)	(3,060)	(98)	(611)	(1,275)	(1,984)	(653)	(4,069)	(2,231)	(175)	(1,091)	(95)	(656)
Exchange loss	(1)	(8)	(9,100)	(3,018)																												(1)	(8)	(9,100)	(3,018)
Other income, net	237	1,475	1,407	2,144	40	252	771	946	125	777	123	512	37	225	52	(5)	13	84	213	45			18	598			(4)	44	14	89	37	8	48	197	4
Income tax (expense) benefit	(1,958)	(12,199)	(33,291)	(63,093)	(2,863)	(17,836)	(25,160)	(31,775)	(1,136)	(7,080)	(5,874)	(12,685)	418	2,604	(2,572)	(5,974)	942	5,868	(134)	(3,181)	219	1,365	(3,436)	(5,015)	115	718	(648)	(499)	502	3,128	298	(155)	(966)	4,235	(3,964)
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)	67,102	161,373	7,464	46,499	69,784	94,567	2,214	13,790	11,704	38,607	(1,845)	(11,492)	1,661	18,946	(3,339)	(20,798)	(1,632)	7,582	(831)	(5,185)	8,564	14,079	(387)	(2,413)	1,601	895	(2,657)	(16,539)	(763)	(3,543)	(22,081)	(23,817)	(13,303)
Total assets	426,852	2,659,332	2,570,875	2,215,703	120,698	751,963	685,052	563,666	99,853	622,094	466,921	459,625	35,329	220,102	347,255	232,568	37,378	232,866	273,563	125,429	32,287	201,153	185,776	232,754	4,979	31,019	38,215	121,889	20,226	126,010	149,122	168,915	1,052,360	958,532	610,668	(92,813)	(578,235)	(533,561)	(130,896)
Total liabilities	(296,056)	(1,844,461)	(1,737,785)	(1,479,250)	(80,663)	(502,540)	(507,737)	(450,562)	(64,464)	(401,619)	(269,846)	(343,859)	(25,679)	(159,981)	(275,617)	(196,463)	(30,370)	(189,208)	(209,060)	(92,457)	(26,956)	(167,940)	(147,431)	(203,626)	(3,188)	(19,864)	(24,657)	(109,924)	(21,213)	(132,156)	(134,841)	(39,643)	(246,979)	(134,423)	(58,190)	(3,880)	(24,174)	(34,173)	(24,169)
Capital expenditures	26,817	167,070	205,770	12,531	13,804	85,991	685,052	7,078	11,299	70,397	110,258	2,124	334	2,078	3,321	655	436	2,717	3,046	485	281	1,751	10,150	1,870	31	196	1,429	286	331	2,062	100	301	1,878	3,197	33
Depreciation and amortization expenses	4,245	26,452	18,362	13,912	1,400	8,725	507,737	5,515	916	5,707	3,161	2,716	633	3,944	3,010	2,260	495	3,085	1,446	679	316	1,968	1,943	1,903	110	688	595	741	281	1,752	1,208	94	583	29	98
Goodwill	$ 11,819	73,634	73,634						$ 5,485	34,175	34,175		$ 1,544	9,620	9,620		$ 2,526	15,735	15,735										$ 2,264	14,104	14,104

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Parent Company Only Financial Statements
Restricted paid-up capital and statutory reserves of subsidiaries and the net assets of the VIEs and subsidiaries of VIEs	$ 177,605	1,106,498
Current assets:
Cash and cash equivalents	51,188	318,909	25,905	161,393	801,850	72,082	122	762	1,342	8,362	220,300	2
Total current assets	297,477	1,853,310		1,876,183			122	762		8,362
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs							81,953	510,577		513,469
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs							46,188	287,752		282,718
Total non-current assets	129,375	806,022		694,692			128,141	798,329		796,187
TOTAL ASSETS	426,852	2,659,332		2,570,875	2,215,703		128,263	799,091		804,549
Current liabilities:
Accrued expenses and other current liabilities	71,356	444,553		329,468			29	179		179
Total current liabilities	290,957	1,812,691		1,698,592			29	179		179
TOTAL LIABILITIES	296,056	1,844,461		1,737,785	1,479,250		29	179		179
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2011 and 2012 Issued and outstanding - 58,937,912 shares as of December 31, 2011 and 2012	1	4		4			1	4		4
Additional paid-in capital	75,401	469,761		469,761			75,401	469,761		469,761
Retained earnings	52,832	329,147		334,605			52,832	329,147		334,605
Total Lentuo International Inc. shareholders' equity	128,234	798,912		804,370			128,234	798,912		804,370
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 426,852	2,659,332		2,570,875			$ 128,263	799,091		804,549

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Income and Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Statements of income and comprehensive income
Revenues	$ 524,115	3,265,287	3,036,218	3,363,669
Cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)
Gross profit	40,181	250,332	312,176	368,067
Operating expenses	(30,704)	(191,289)	(145,712)	(89,997)	(427)	(2,660)	(835)	(16)
Operating income	9,477	59,043	166,464	278,070	(427)	(2,660)	(835)	(16)
Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs					(465)	(2,892)	70,265	163,182
Interest income	1,146	7,143	3,182	1,102	189	1,173	6
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)	(174)	(1,084)	(3)	(571)
Exchange loss	(1)	(8)	(9,100)	(3,018)	1	5	(1,516)	(1,222)
Income (loss) before income tax expense	(966)	(6,020)	100,393	224,466	(876)	(5,458)	67,917	161,373
Income tax expenses	(1,958)	(12,199)	(33,291)	(63,093)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373	$ (876)	(5,458)	67,917	161,373

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Statements of cash flows
Cash flows used in operating activities	$ 15,244	94,970	(109,273)	429,899	$ (410)	(2,555)	(1,957)	(587)
Cash flows used in investing activities	11,285	70,307	(554,035)	203,870	(808)	(5,034)	(209,590)	(99,990)
Cash flows provided by financing activities	(1,238)	(7,714)	23,242	97,221				322,097
Effect of foreign exchange rate changes, net	(8)	(47)	(391)	(1,222)	(2)	(11)	(391)	(1,222)
Net increase (decrease) in cash and cash equivalents	25,283	157,516	(640,457)	729,768	(1,220)	(7,600)	(211,938)	220,298
Cash and cash equivalents, beginning of year	25,905	161,393	801,850	72,082	1,342	8,362	220,300	2
Cash and cash equivalents, end of year	$ 51,188	318,909	161,393	801,850	$ 122	762	8,362	220,300